     As filed with the Securities and Exchange Commission on October 16, 1996

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      Form N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 18

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 19


                              AMERICAN AADVANTAGE FUNDS
                  (Exact name of registrant as specified in charter)

                             4333 Amon Carter Boulevard
                               Fort Worth, Texas  76155
                       (Address of principal executive offices)

         Registrant's telephone number, including area code:  (817) 967-3509

                             WILLIAM F. QUINN, PRESIDENT
                             4333 Amon Carter Boulevard
                               Fort Worth, Texas  76155
                       (Name and address of agent for service)

                                     Copies to:

                             CLIFFORD J. ALEXANDER, ESQ.
                                ROBERT J. ZUTZ, ESQ.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                               Washington, D.C.  20036
                             Telephone:  (202) 778-9000


     It is proposed that this filing will become effective on December 30, 1996 pursuant to paragraph (a)(2) of Rule 485.

     Registrant filed a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 within sixty days of its fiscal year ended October 31, 1995.

     Registrant has adopted a Hub and Spoke (R) operating structure for each of its series except the American AAdvantage Short-Term Income Fund. This Post-Effective Amendment includes a signature page for the AMR Investment Services Trust and the Equity 500 Index Fund, each a hub trust.

                              AMERICAN AADVANTAGE FUNDS
                          CONTENTS OF REGISTRATION STATEMENT

     This registration statement is comprised of the following:

                      Cover Sheet

                      Contents of Registration Statement

                      Cross Reference Sheet

                      Prospectus for the following funds of the AMR Class:
                      Balanced Fund, Growth and Income Fund, International Equity Fund, Limited-Term Income Fund and S&P 500 Index Fund.

                      Statement of Additional Information for the AMR Class, Institutional Class and PlanAhead Class of the following funds: Balanced Fund, Growth and Income Fund, International Equity Fund, Limited-Term Income Fund, Money Market Fund, Municipal Money Market Fund, S&P 500 Index Fund and U.S. Treasury Money Market Fund.

                      Part C

                      Signature Pages

                      Exhibits

     This filling is made to add a new series, the S&P 500 Index Fund, to the American AAdvantage Funds AMR Class prospectus and the combined American AAdvantage Funds statement of additional information. No changes are hereby made to the prospectuses of American AAdvantage Funds Institutional Class, the PlanAhead Class or the AMR Class Money Market Funds, the other series of American AAdvantage Funds.

                              AMERICAN AADVANTAGE FUNDS
                                      AMR CLASS


                           FORM N-1A CROSS-REFERENCE SHEET


                                       Part A

     Form N-1A
     Item No.                  PROSPECTUS CAPTION

     1                         Cover Page

     2                         Table of Fees and Expenses

     3                         Financial Highlights

     4 Cover Page; Introduction; Investment Objectives, Policies and Risks; Investment Restrictions

     5                         Management and Administration of the Trusts;
                               Investment Advisers

     5A                        Not Applicable

     6                         Dividends, Other Distributions and Tax Matters;
                               General Information; Shareholder Communications

     7 Yield and Total Returns; Management and Administration of the Trusts; Purchase, Redemption and Valuation of Shares

     8                         Yield and Total Returns; Purchase, Redemption and
                               Valuation of Shares

     9                         Inapplicable



                                       Part B

                               STATEMENT OF ADDITIONAL
     N-1A Item No.               INFORMATION CAPTION

     10                        Cover Page

     11                        Table of Contents

     12                        Not Applicable

     13                        Investment Restrictions; Approach to Stock
                               Selection; Other Information

     14 Trustees and Officers of the Trust and the AMR Trust; Trustees and Officers of the Equity 500 Index Trust

     15                        Control Persons and 5% Shareholders

     16 Management, Administrative Services and Distribution Fees; Expense Limitations; Investment Advisory Agreements

     17                        Portfolio Securities Transactions

     18                        Description of the Trust; Other Information

     19                        Net Asset Value; Redemption in Kind

     20                        Tax Information

     21                        Inapplicable

     22                        Yield and Total Return Quotations

     23                        Financial Statements


     PART C.  OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

       THIS  PROSPECTUS contains  important information  about the                            PROSPECTUS
       AMR Class  of the AMERICAN AADVANTAGE  FUNDS ("Trust"),  an                          JANUARY 1, 1997
       open-end management investment company,  which consists  of
       multiple investment  portfolios. This  Prospectus  pertains                              [LOGO]
       only  to  the   five  funds  listed  on  this   cover  page                             AMERICAN
       (individually  referred to  as a "Fund"  and, collectively,                            AAdvantage
       the "Funds"). EACH  FUND, EXCEPT  THE S&P  500 INDEX  FUND,                    Funds(REGISTERED TRADEMARK)
       SEEKS ITS  INVESTMENT  OBJECTIVE BY  INVESTING ALL  OF  ITS                        AMR Class (SERVICE)
       INVESTABLE  ASSETS IN A CORRESPONDING PORTFOLIO  OF THE AMR
       INVESTMENT SERVICES TRUST ("AMR TRUST"). THE S&P  500 INDEX                     BALANCED FUND
       FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE EQUITY 500                     GROWTH AND INCOME FUND
       INDEX PORTFOLIO.  (THE EQUITY 500 INDEX  PORTFOLIO AND  THE                     INTERNATIONAL EQUITY FUND
       PORTFOLIOS  OF  THE  AMR  TRUST  ARE  REFERRED   TO  HEREIN                     LIMITED-TERM INCOME FUND
       INDIVIDUALLY  AS  A   "PORTFOLIO"  AND,  COLLECTIVELY,  THE                     S&P 500 INDEX FUND
       "PORTFOLIOS".) EACH PORTFOLIO HAS  AN INVESTMENT  OBJECTIVE
       IDENTICAL TO THE INVESTING FUND.  The investment experience of  each Fund will correspond directly  with the investment experience of  each  Portfolio. Each  Fund offers  the  AMR
       Class of  shares to tax exempt retirement and benefit plans
       of   AMR  Corporation   and  its   affiliates.  Prospective
       investors in  the  AMR Class  should read  this  Prospectus carefully before making  an investment decision and  retain it for  future  reference. Each  Fund, except  the S&P  500
       Index Fund, consists of multiple classes of shares designed to meet the needs of different groups of investors. The S&P
       500  Index  Fund currently  offers only  the  AMR  Class of shares.

       IN  ADDITION TO THIS PROSPECTUS, a  Statement of Additional
       Information ("SAI")  dated January 1, 1997  has been  filed
       with  the   Securities  and  Exchange   Commission  and  is
       incorporated herein  by reference.  The SAI  contains  more detailed information  about the  Funds. For a  free copy of the SAI,  call 817-967-3509. For further  information about the  AMR Class or  for information on the  other classes of shares,  please refer to the appropriate  address and phone number on the back cover of this Prospectus.

       THESE  SECURITIES HAVE NOT BEEN APPROVED  OR DISAPPROVED BY
       THE  SECURITIES  AND   EXCHANGE  COMMISSION  OR  ANY  STATE
       SECURITIES COMMISSION, NOR HAS THE SECURITIES AND  EXCHANGE
       COMMISSION OR ANY  SUCH STATE SECURITIES  COMMISSION PASSED
       UPON  THE  ACCURACY  OR ADEQUACY  OF  THIS PROSPECTUS.  ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THE AMERICAN AADVANTAGE BALANCED FUND(SERVICEMARK) ("Balanced Fund") seeks income and capital appreciation by investing all of its investable assets in the Balanced Portfolio of the AMR Trust ("Balanced Portfolio") which in turn primarily invests in equity and debt securities (such as stocks and bonds).

     THE AMERICAN AADVANTAGE GROWTH AND INCOME FUND(SERVICEMARK) ("Growth and Income Fund") seeks long-term capital appreciation and current income by investing all of its investable assets in the Growth and Income Portfolio of the AMR Trust ("Growth and Income Portfolio") which in turn primarily invests in equity securities (such as stocks).

     THE AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND(SERVICEMARK) ("International Equity Fund") seeks long-term capital appreciation by investing all of its investable assets in the International Equity Portfolio of the AMR Trust ("International Equity Portfolio") which in turn primarily invests in equity securities of issuers based outside the United States (such as foreign stocks).

     THE AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND(SERVICEMARK) ("Limited-Term Income Fund") seeks income and capital appreciation by investing all of its investable assets in the Limited-Term Income Portfolio of the AMR Trust ("Limited-Term Income Portfolio") which in turn primarily invests in debt obligations.

     THE AMERICAN AADVANTAGE S&P 500 INDEX FUND1/ ("S&P 500 Index Fund") seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or "Index"), by investing all of its investable assets in the Equity 500 Index Portfolio which in turn invests in common stocks of companies that compose the S&P 500.

              Under a Hub and Spoke(REGISTERED TRADEMARK)2/ operating structure (or, with respect to the S&P 500 Index Fund, a Master-Feeder operating structure), each Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio as described above. Each Portfolio's investment objective is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by a Fund will be that Fund's interest in its corresponding Portfolio. AMR Investment Services, Inc. (the "Manager") provides investment management and administrative services to the Portfolios, except for the Equity 500 Index Portfolio, and administrative services to the Funds. Bankers Trust Company ("BT") provides investment advisory, administrative and other services to the Equity 500 Index Portfolio. This Hub and Spoke structure (or Master-Feeder structure) is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Investment Objectives, Policies and Risks -- Additional Information About the Portfolios." A Fund may withdraw its investment in a corresponding Portfolio at any time if the Trust's Board of Trustees ("Board") determines that it would be in the best interest of that Fund and its shareholders to do so. Upon any such withdrawal, that Fund's assets would be invested in accordance with the investment policies and restrictions described in this Prospectus and the SAI.

       Table of Fees and Expenses  . . . . . . . . . . . . .  3   Management and Administration of the Trusts . . . . .  18
       Financial Highlights  . . . . . . . . . . . . . . . .  3   Investment Advisers . . . . . . . . . . . . . . . . .  21
       Introduction  . . . . . . . . . . . . . . . . . . . .  8   Purchase, Redemption and Valuation of Shares  . . . .  23
       Investment Objectives, Policies and Risks . . . . . .  8   Dividends, Other Distributions and Tax Matters  . . .  25
       Investment Restrictions . . . . . . . . . . . . . . . 17   General Information . . . . . . . . . . . . . . . . .  27
       Yields and Total Returns  . . . . . . . . . . . . . . 18   Shareholder Communications  . . . . . . . . . . . . .  27



     ---------------
            1/ S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard & Poor's(REGISTERED TRADEMARK)", "S&P(REGISTERED TRADEMARK)", "Standard & Poor's 500", "S&P 500(REGISTERED TRADEMARK)", and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Bankers Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in that Fund.
            2/ Hub and Spoke is a registered service mark of Signature Financial Group, Inc.



























                                          3                           PROSPECTUS


     TABLE OF FEES AND EXPENSES

              Annual Operating Expenses (as a percentage of average net assets) of the AMR Class:

                                                                                      INTER-
                                                                      GROWTH         NATIONAL      LIMITED-TERM        S&P 500
                                                      BALANCED      AND INCOME        EQUITY          INCOME           INDEX
                                                        FUND            FUND           FUND            FUND            FUND(1)
      Management Fees (net of waiver)                    0.28%           0.28%          0.43%             0.20%        0.08%(2)
      12b-1 Fees                                         0.00%           0.00%          0.00%             0.00%        0.00%
      Other Expenses (net of waiver)                     0.08%           0.08%          0.11%             0.11%        0.12%(3)
                                                         -----           -----          -----             -----        -----
      Total Operating Expenses (net of waiver)           0.36%           0.36%          0.54%             0.31%        0.20%(4)
                                                         =====           =====          =====             =====        =====


     ----------------

     (1) Because the S&P 500 Index Fund's shares were not offered for sale prior to January 1, 1997, Annual Operating Expenses are based on estimated expenses.
     (2) The investment adviser has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Management Fee would be equal to 0.10%.

     (3)      "Other Expenses" before fee waivers are estimated to be 0.14%.

     (4) "Total Operating Expenses" before fee waivers are estimated to be 0.24%.

              The above expenses reflect the expenses of both the Fund and the Portfolio in which it invests. The Board believes that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses that the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio.

     EXAMPLES

              An AMR Class investor in each Fund would directly or indirectly pay on a cumulative basis the following expenses on a $1,000 investment assuming a 5% annual return:

                                  1 Year      3 Years     5 Years    10 Years
      Balanced Fund                   $4          $12         $20         $46
      Growth and Income Fund           4           12          20          46
      International Equity Fund        6           17          30          68
      Limited-Term Income Fund         3           10          17          39
      S&P 500 Index Fund              __           __         N/A         N/A


     PROSPECTUS                           4

              The purpose of the table above is to assist a potential investor in understanding the various costs and expenses to be incurred directly or indirectly as a shareholder in the AMR Class of a Fund. Additional information may be found under "Management and Administration of the Trusts" and "Investment Advisers."

     THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES.

     FINANCIAL HIGHLIGHTS

     The financial highlights in the following tables have been derived from financial statements of the Trust. The information for the periods ended October 31, 1987 through 1995 has been audited by Ernst & Young LLP, independent auditors. The semi-annual information for the six-months ended April 30, 1996 is unaudited. Such information should be read in
     conjunction  with  the  financial   statements  and   the  report  of   the
     independent auditors appearing in the Annual Report incorporated by reference in the SAI, which contains further information about performance of the Funds and can be obtained by investors without charge. Financial highlights are not available for the S&P 500 Index Fund because it has not commenced operations.
































                                          5                           PROSPECTUS

                                                           (For a share outstanding throughout the period)
                                                                            Balanced  Fund
                                                ---------------------------------------------------------------------
                                                                              AMR Class
                                               -----------------------------------------------------------------------
                                            Period Ended April 30,
                                                  1996(5)(6)         Year Ended October 31,     Period Ended October 31,
                                                  (unaudited)              1995(4)(5)                 1994 (1)(3)
                                              -------------------------------------------------------------------------
     Net asset value, beginning of period                  $13.98                     $12.36                   $12.35
     Income from investment operations:
       Net investment income                                 0.30                       0.58                     0.14
       Net gains (losses) on securities
         (both realized and unrealized)                      1.03                       1.71                    (0.13)
     Total from investment operations                        1.33                       2.29                     0.01
     Less distributions:
       Dividends from net investment income                 (0.60)                     (0.53)                   --
       Distributions from net realized
       gains on securities                                  (0.44)                     (0.14)                   --
     Total distributions                                    (1.04)                     (0.67)                   --
     Net asset value, end of period                        $14.27                     $13.98                   $12.36
     Total return (annualized)(7)                           17.85%                     19.77%                   (0.08)%(8)
     Ratios/supplemental data:
       Net assets, end of period (in
         thousands)                                        $579,195                   $542,619                    $393,504
       Ratios to average net
         assets (9)(10)(11):
         Expenses                                            0.36%                      0.38%                    0.36%
         Net investment income                               4.17%                      4.54%                    4.65%
       Portfolio turnover rate                                 47%                         73                      48%





















     PROSPECTUS                           6





                                            ----------------------------------------------------------------------------------
                                                                      Institutional Class
                                            ----------------------------------------------------------------------------------
                                                                    Year Ended October 31,

                                                                                                                       Period
                                                                                                                       Ended
                                                                                                                      October
                                                                                                                        31,
                                           1994(3)       1993    1992          1991   1990(2)       1989     1988     1987(1)

                                            ----------------------------------------------------------------------------------
     Net asset value, beginning of period    $13.23      $11.99    $11.60     $9.87    $11.05     $10.13     $9.08    $10.00
     Income from investment operations:
       Net investment income                   0.57        0.49      0.55      0.58      0.57       0.53      0.56      0.16
       Net gains (losses) on securities
         (both realized and unrealized)       (0.54)       1.57      0.41      1.79     (1.18)      0.90      0.73     (1.08)
     Total from investment operations          0.03        2.06      0.96      2.37     (0.61)      1.43      1.29     (0.92)
     Less distributions:
       Dividends from net investment
         income                               (0.56)      (0.52)    (0.56)    (0.64)    (0.51)     (0.51)    (0.40)    --
       Distributions from net realized
         gains on securities                  (0.34)      (0.30)    (0.01)    --        (0.06)     --        --        --
     Total distributions                      (0.90)      (0.82)    (0.57)    (0.64)    (0.57)     (0.51)    (0.24)    --
     Net asset value, end of period          $12.36      $13.23    $11.99    $11.60     $9.87     $11.05    $10.13     $9.08
     Total return (annualized)(7)             (0.08)%     19.19%     8.75%    25.35%    (5.24)%    15.49%    14.63%   (31.84)%
     Ratios/supplemental data:
       Net assets, end of period (in
         thousands)                         $222,873   $532,543   $370,087  $311,906  $233,702   $210,119  $147,581   $118,986
       Ratios to average net
         assets (9)(10)(11):
         Expenses                              0.36%       0.34%     0.35%     0.37%     0.44%      0.47%     0.52%     0.45%
         Net investment income                 4.77%       4.91%     5.31%     6.06%     6.50%      6.32%     6.25%     5.59%
       Portfolio turnover rate                   48%         83%       80%       55%       62%        78%       77%       17%














                                          7                           PROSPECTUS

     -----------------

     (1) The Balanced Fund commenced active operations on July 17, 1987. The AMR Class commenced active operations on August 1, 1994 and at that time existing shares of the Balanced Fund were designated as Institutional Class shares.
     (2) Penmark Investments, Inc. was replaced by Independence Investment Associates, Inc. as an investment adviser to the Fund as of the close of business on February 28, 1990.
     (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
     (4) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund on January 1, 1995.
     (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
     (6) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.
     (7) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.
     (8) Total return for the AMR Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the AMR Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total returns for the AMR Class would vary from the results shown had it been in operation for the entire year.
     (9) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to approximately $.01 per share in each period on an annualized basis.
     (10) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
     (11)  Annualized.














     PROSPECTUS                           8

                                                             (For a share outstanding throughout the period)
                                                                          Growth and Income Fund
                                               ----------------------------------------------------------------------------
                                                                                AMR Class
                                               ----------------------------------------------------------------------------

                                                      Period Ended            Year Ended                   Period Ended
                                                 April 30, 1996(5)(6)          October 31,                  October 31,
                                                       (unaudited)              1995(5)                     1994(1)(4)

                                               ----------------------------------------------------------------------------


     Net asset value, beginning of period                     $15.95                  $14.20                     $13.99
     Income from investment operations:
       Net investment income                                    0.23                    0.44                       0.11
       Net gains (losses) on securities
         (both realized and unrealized)                         2.17                    2.30                       0.10
     Total from investment operations                           2.40                    2.74                       0.21
     Less distributions:
       Dividends from net investment income                    (0.44)                  (0.45)                     --
       Distributions from net realized gains
          on securities                                        (0.57)                  (0.54)                     --
     Total distributions                                       (1.01)                  (0.99)                     --
     Net asset value, end of period                           $17.34                  $15.95                     $14.20
     Total return (annualized)(7)                              26.96%                  21.03%                      3.43%(8)
     Ratios/supplemental data:
       Net assets, end of period (in
         thousands)                                           $898,423                $706,884                     $505,892
       Ratios to average net
         assets (9)(10)(11):
       Expenses                                                 0.34%                   0.38%                      0.37%
       Net investment income                                    2.82%                   3.20%                      3.18%
       Portfolio turnover rate                                    33%                     26%                        23%


















                                          9                           PROSPECTUS

                                            ------------------------------------------------------------------------------------
                                                                        Institutional Class
                                            -----------------------------------------------------------------------------------
                                                                      Year Ended October 31,
                                                                                                                         Period
                                                                                                                         Ended
                                                                                                                        October
                                                                                                                          31,
                                             1994(4)    1993     1992(3)      1991      1990(2)     1989        1988    1987(1)

                                            ------------------------------------------------------------------------------------
     Net asset value, beginning of period    $14.63    $12.79     $12.10       $9.47    $11.59       $9.96      $8.30  $10.00
     Income from investment operations:
       Net investment income                   0.43      0.36       0.39        0.42      0.42        0.42       0.42    0.10
       Net gains (losses) on securities
         (both realized and unrealized)        0.08      2.21       0.77        2.70     (1.94)       1.59       1.40   (1.80)
     Total from investment operations          0.51      2.57       1.16        3.12     (1.52)       2.01       1.82   (1.70)
     Less distributions:
       Dividends from net investment income   (0.41)    (0.37)     (0.39)      (0.49)    (0.43)      (0.38)     (0.16)  --
       Distributions from net realized
         gains on securities                  (0.54)    (0.36)     (0.08)      --        (0.17)      --         --      --
     Total distributions                      (0.95)    (0.73)     (0.47)      (0.49)    (0.60)      (0.38)     (0.16)  --
     Net asset value, end of period          $14.19    $14.63     $12.79      $12.10     $9.47      $11.59      $9.96   $8.30
     Total return (annualized)(7)              3.36%    21.49%     10.00%      33.83%   (13.52)%     20.94%     22.20% (58.51)%
     Ratios/supplemental data:
       Net assets, end of period (in
         thousands)                           $22,737  $477,088   $339,739    $264,628   $182,430   $187,869   $140,073 $134,796
       Ratios to average net
         assets (9)(10)(11):
       Expenses                                0.33%     0.34%      0.36%       0.37%     0.45%       0.45%      0.53%   0.43%
       Net investment income                   3.28%     3.12%      3.57%       4.19%     4.49%       4.40%      4.20%   3.68%
       Portfolio turnover rate                   23%       30%        35%         52%       41%         50%        56%     22%




















     PROSPECTUS                           10

     -----------------

     (1) The Growth and Income Fund commenced active operations on July 17, 1987. The AMR Class commenced active operations on August 1, 1994 and at that time existing shares of the Growth and Income Fund were designated as Institutional Class shares.
     (2) GSB Investment Management, Inc. was added as an investment adviser to the Growth and Income Fund on April 10, 1990.
     (3) The assets of the Growth and Income Fund previously managed by Atlanta Capital Management were transferred to GSB Investment Management, Inc. as of the close of business on December 5, 1991.
     (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
     (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
     (6) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Growth and Income Fund on April 1, 1996.
     (7) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.
     (8) Total return for the AMR Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the AMR Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total returns for the AMR Class would vary from the results shown had it been in operation for the entire year.
     (9) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager, which amounted to less than $.01 per share in each period on an annualized basis.
     (10) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
     (11)  Annualized.














                                          11                          PROSPECTUS

                                             (For a share outstanding throughout the period)
                                                        International Equity Fund
                            ------------------------------------------------------------------------------------------------------
                                             AMR Class                                      Institutional Class
                             ------------------------------------------    --------------------------------------------------------
                                                                                   Year Ended October 31,
                             Period Ended
                               April 30,    Year Ended    Period Ended                                                Period Ended
                                1996(5)     October 31,   October 31,                                                  October 31,
                              (unaudited)     1995(5)    1994(1)(3)(4)    1994(3)(4)       1993(2)         1992          1991(1)
                            -------------------------------------------   --------------------------------------------------------
     Net asset value,
       beginning of period      $13.31        $12.87         $12.61         $12.07           $8.93         $10.13        $10.00
     Income from
       investment
       operations:
       Net investment income      0.14          0.30           0.05           0.32            0.17           0.12         --
       Net gains
         (losses) on
         securities (both
         realized and
         unrealized)              1.61          0.68           0.21           1.10            3.09          (1.31)         0.13
     Total from investment
       operations                 1.75          0.98           0.26           1.42            3.26          (1.19)         0.13
     Less distributions:
       Dividends from net
         investment income       (0.30)        (0.22)         --             (0.17)          (0.12)         (0.01)        --
       Distributions from
         net realized gains
         on securities           (0.24)        (0.32)         --             (0.45)          --             --            --
     Total distributions         (0.54)        (0.54)         --             (0.62)          (0.12)         (0.01)        --
     Net asset value, end
       of period                $14.52        $13.31         $12.87         $12.87          $12.07          $8.93        $10.13
     Total return
       (annualized)(6)           23.86%         8.18%         11.77%         11.77%(7)       36.56%        (12.07)%        5.69%
     Ratios/supplemental
     data:
       Net assets, end
         of period (in
         thousands)            $279,332      $227,939       $165,524       $23,115         $66,652        $38,837        $10,536
       Ratios to average net
       assets(8)(9)(10):
       Expenses                   0.58%         0.60%          0.63%          0.61%           0.78%          1.17%         1.90%(11)
       Net investment income      2.15%         2.65%          1.41%          2.74%           2.00%          2.04%         0.38%(11)
     Portfolio turnover
     rate                           14%           21%            37%             37%            61%            21%               2%






     PROSPECTUS                           12

     ------------------

     (1) The International Equity Fund commenced active operations on August 7, 1991. The AMR Class commenced active operations on August 1, 1994 and at that time existing shares of the International Equity Fund were designated as Institutional Class shares.
     (2) HD International Limited was replaced by Hotchkis and Wiley as an investment adviser to the International Equity Fund as of May 21, 1993.
     (3) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.
     (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
     (5) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
     (6) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.
     (7) Total return for the AMR Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the AMR Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total returns for the AMR Class would vary from the results shown had it been in operation for the entire year.
     (8) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.04 per share in each period on an annualized basis and were waived by the Manager for the period ended October 31, 1991.
     (9) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
     (10)  Annualized.
     (11) Estimated based on expected annual expenses and actual average net assets.













                                          13                          PROSPECTUS

                                             (For a share outstanding throughout the period)
                                                         Limited-Term Income Fund
                            -----------------------------------------------------------------------------------------------------
                                           AMR Class                               Institutional Class

                            -----------------------------   ---------------------------------------------------------------------
                                                                               Year Ended October 31,
                               Period     Year    Period                                                                   Period
                               Ended     Ended     Ended                                                                    Ended
                             April 30,  October   October                                                                  October
                                1996      31,       31,                                                                      31,
                            (unaudited)   1995  1994(1)(3)  1994(3)     1993      1992    1991(2)     1990        1989     1988(1)


                            -----------------------------   ---------------------------------------------------------------------
     Net asset value,
       beginning of period     $9.81    $9.68    $9.78     $10.23     $10.13    $10.07     $9.76      $9.94     $10.12     $10.00
     Income from
       investment
       operations:
       Net investment income    0.33     0.64     0.14       0.52       0.58      0.75      0.83       0.92       0.96       0.64
       Net gains (losses)
         on securities (both
         realized and
         unrealized)           (0.19)    0.13    (0.10)     (0.46)      0.15      0.06      0.31      (0.18)     (0.12)      0.05
     Total from
       investment operations    0.14     0.77     0.04       0.06       0.73      0.81      1.14       0.74       0.84       0.69
     Less distributions:
       Dividends from
         net investment
         income                (0.33)   (0.64)   (0.14)     (0.52)     (0.58)    (0.75)    (0.83)     (0.92)     (1.02)     (0.57)
       Distributions from
         net realized gains
         on securities         --       --       --         (0.10)     (0.05)    --        --         --         --         --
     Total distributions       (0.33)   (0.64)   (0.14)     (0.62)     (0.63)    (0.75)    (0.83)     (0.92)     (1.02)     (0.57)
     Net asset value, end
       of period               $9.62    $9.81    $9.68      $9.67     $10.23    $10.13    $10.07      $9.76      $9.94     $10.12
     Total return
       (annualized)(4)          2.77%    8.22%    0.59%(5)   0.42%      7.20%     7.94%    11.87%      7.51%      7.62%      7.41%
     Ratios/supplemental
     data:
       Net assets, end of
         period (in
         thousands)           $66,017   $64,595   $53,445  $112,141   $238,874  $209,928  $141,629   $83,265    $60,507    $40,855
       Ratios to average
         net assets
         (6)(7)(8):             0.33%    0.36%    0.33%      0.31%      0.26%     0.27%     0.35%      0.48%      0.59%      0.50%
       Net investment income
       Expenses                 6.74%    6.60%    5.77%      5.26%      5.76%     7.40%     8.42%      9.44%      9.77%      8.01%
       Portfolio turnover
       rate                      121%     183%      94%        94%       176%      133%      165%       156%       158%       127%




     PROSPECTUS                           14

     ------------------------
     (1) The Limited-Term Income Fund commenced active operations on December 3, 1987. The AMR Class commenced active operations on August 1, 1994 and at that time existing shares of the Limited-Term Income Fund were designated as Institutional Class shares.
     (2) AMR Investment Services, Inc. began portfolio management of the Limited-Term Income Fund on March 1, 1991 replacing Brown Brothers, Harriman & Co. and Barrow, Hanley, Mewhinney & Strauss, Inc.
     (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
     (4) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.
     (5) Total return for the AMR Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the AMR Class for the period August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total returns for the AMR Class would vary from the results shown had it been in operation for the entire year.
     (6) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.
     (7) The method of determining average net assets was changed from a monthly average to a daily average starting with the periods ended October 31, 1994.
     (8)   Annualized.




















                                          15                          PROSPECTUS

     INTRODUCTION

              The Trust is an  open-end, management investment company organized as a Massachusetts business trust on January 16, 1987. The Funds are five of the several investment portfolios of the Trust. Each Fund has a distinctive investment objective and investment policies. Each Fund, except the S&P 500 Index Fund, invests all of its investable assets in a corresponding Portfolio of the AMR Trust that has an identical investment objective. The S&P 500 Index Fund invests all of its investable assets in the Equity 500 Index Portfolio, which is a separate investment company advised by BT that has an identical investment objective. The Manager provides the Portfolios, except the Equity 500 Index Portfolio, with business and asset management services, including the evaluation and monitoring of the investment advisers. The Manager also provides the Funds with administrative services. BT provides the Equity 500 Index Portfolio with investment advisory, administrative and other services.

              The Balanced Fund, Growth and Income Fund, International Equity Fund and Limited-Term Income Fund consist of multiple classes of shares, including the "AMR Class," for tax-exempt retirement and benefit plans of AMR Corporation and its affiliates, the "PlanAhead Class" which is available to all investors, including smaller institutional investors, investors using intermediary organizations such as discount brokers or plan sponsors, individual retirement accounts ("IRAs"), and self-employed individual retirement plans ("HR-10 Plans" or "Keogh Plans"), and the "Institutional Class" which is available to large institutional investors investing at least $2 million in the Funds. The S&P 500 Index Fund currently offers only the AMR Class of shares. For further information about the Institutional Class call (800) 967-9009 and for the PlanAhead Class call (800) 388-3344.

              Although each class of shares is designed to meet the needs of different categories of investors, all classes of each Fund share the same portfolio of investments and share a common investment objective. See "Investment Objectives, Policies and Risks." There is no guarantee that a Fund will achieve its investment objective. Based on its value, a share of a Fund, regardless of class, will receive a proportionate share of the investment income and the gains (losses) earned (or incurred) by the Fund. It also will bear its proportionate share of expenses that are allocated to the Fund as a whole. However, certain expenses presently are allocated separately to each class of shares.

              The assets of the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio are allocated by the Manager among investment advisers designated for each of those Portfolios. BT serves as the investment adviser to the Equity 500 Index Portfolio, the Portfolio corresponding to the S&P 500 Index Fund. Investment decisions for the Limited-Term Income Portfolio are made directly by the Manager. See "Investment Advisers." With the exception of the S&P 500 Index Fund, each investment adviser has discretion to purchase and sell portfolio securities in accordance with the investment objectives, policies and


     PROSPECTUS                           16
     restrictions described in this Prospectus and in the SAI and by specific investment strategies developed by the Manager.

              AMR Class shares are sold without any sales charges at the next share price calculated after an investment is received and accepted. Shares will be redeemed at the next share price calculated after receipt of a redemption order. See "Purchase, Redemption and Valuation of Shares."

     INVESTMENT OBJECTIVES, POLICIES AND RISKS

              The investment objective and policies of each Fund and its corresponding Portfolio are described below. Except as otherwise indicated, the investment policies of any Fund may be changed at any time by the Board to the extent that such changes are consistent with the investment objective of the applicable Fund. However, each Fund's investment objective may not be changed without a majority vote of that Fund's outstanding shares, which is defined as the lesser of (a) 67% of the shares of the applicable Fund present or represented if the holders of more than 50% of the shares are present or represented at the shareholders' meeting, or (b) more than 50% of the shares of the applicable Fund (hereinafter, "majority vote"). Except for the Equity 500 Index Portfolio, a Portfolio's investment objective may not be changed without a majority vote of that Portfolio's interest holders. The investment objective of the Equity 500 Index Portfolio is not a fundamental policy. Shareholders of the S&P 500 Index Fund will receive thirty days prior written notice with respect to any change in the investment objective of the Equity 500 Index Portfolio.

              Each Fund has a fundamental investment policy which allows it to invest all of its investable assets in its corresponding Portfolio. All other fundamental investment policies and the non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio, the AMR Trust's Board of Trustees ("AMR Trust Board") and the Equity 500 Index Portfolio's Board of Trustees ("Equity 500 Index Portfolio Board"), it applies equally to each Fund and each Board.

     AMERICAN AADVANTAGE BALANCED FUND -- This Fund's investment objective is to realize both income and capital appreciation. This Fund seeks its investment objective by investing all of its investable assets in the Balanced Portfolio, which invests primarily in equity and debt securities. Although equity securities (such as stocks) will be purchased primarily for capital appreciation and debt securities (such as bonds) will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all such investments. Excluding collateral for securities loaned, ordinarily the Portfolio will have a minimum of 30% and a maximum of 70% of its assets invested in equity securities and a minimum of 30% and a maximum of 70% of its assets invested in debt securities which, at the time of purchase, are rated in one of the four highest rating categories by all nationally recognized statistical rating organizations ("Rating Organizations") rating that security such as Standard & Poor's ("S&P Rating") or Moody's Investor

                                          17                          PROSPECTUS

     Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the applicable investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's debt allocation. Obligations rated in the BBB or Baa categories by any Rating Organization have speculative characteristics and thus changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. See the SAI for a description of debt ratings. The Portfolio, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria. The Portfolio usually invests between 50% and 65% of its assets in equity securities and between 35% and 50% of its assets in debt securities. The remainder of the Portfolio's assets may be invested in other investment companies and in cash or cash equivalents, including investment-grade short-term obligations. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents and investment grade short-term obligations.

              The Portfolio's investments in debt securities may include investments in obligations of the U.S. Government and its agencies and instrumentalities, including separately traded registered interest and principal securities ("STRIPS") and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; and domestic, Yankeedollar and Eurodollar bank deposit notes, certificates of deposit, bonds and notes. Such obligations may have a fixed, variable or floating rate of interest. See the SAI for a further description of the foregoing securities. The value of the Portfolio's debt investments will vary in response to interest rate changes as described in "American AAdvantage Limited-Term Income Fund."

              The Portfolio also may engage in dollar rolls or purchase or sell securities on a "when-issued" and on a "forward commitment" basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable

     PROSPECTUS                           18
     an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or on a forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

              The Portfolio's equity investments may consist of common stocks, preferred stocks and convertible securities, including foreign securities that are represented by U.S. dollar-denominated American Depository Receipts which are traded in the United States on exchanges and in the over-the-counter market. When purchasing equity securities, emphasis will be placed on undervalued securities with above average growth expectations. The Manager believes that purchasing securities which the investment advisers believe are undervalued in the market and that have above average growth potential will outperform other investment styles over the longer term while minimizing volatility and downside risk. The Manager will recommend that, with respect to portfolio management of equity assets, the Trust retain only those investment advisers who, in the Manager's opinion, utilize such an approach.

              BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.; BRANDYWINE ASSET MANAGEMENT, INC.; GSB INVESTMENT MANAGEMENT, INC.; HOTCHKIS AND WILEY; and INDEPENDENCE INVESTMENT ASSOCIATES, INC. currently manage the assets of the Balanced Portfolio. Boatmen's Trust Company ("Boatmen's") also is an investment adviser to the Balanced Portfolio; however, the Manager does not expect to allocate assets to Boatmen's at this time. See "Investment Advisers."

     AMERICAN AADVANTAGE GROWTH AND INCOME FUND -- This Fund's investment objective is to realize long-term capital appreciation and current income. This Fund seeks its investment objective by investing all of its investable  assets in  the  Growth  and  Income  Portfolio,  which  invests primarily in equity securities. Excluding collateral for securities loaned, ordinarily at least 80% of the Portfolio's assets will be invested in equity securities consisting of common stocks, preferred stocks, securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants, and foreign equity securities that are represented by U.S. dollar-denominated American Depository Receipts which are traded in the United States on exchanges and in the over-the-counter market. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations. In order to seek either above average current income or capital appreciation when interest rates are expected to decline, the Portfolio may invest in debt securities which, at the time of purchase, are rated in one of the four highest rating categories by all Rating Organizations rating that security or, if unrated, are deemed to be of comparable quality by the applicable investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's debt allocation. See "American AAdvantage Balanced Fund" for a description of the risks involved with these obligations. The Portfolio

                                          19                          PROSPECTUS
     may also invest in other investment companies or in cash and cash equivalents, including investment grade short-term obligations, in order to maintain liquidity. See the SAI for definitions of the foregoing securities and for a description of debt ratings. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents and investment grade short-term obligations. In addition, the Portfolio may purchase or sell securities on a "when-issued" or on a "forward commitment" basis as described in "American AAdvantage Balanced Fund."

              BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.; BRANDYWINE ASSET MANAGEMENT, INC.; GSB INVESTMENT MANAGEMENT, INC.; HOTCHKIS AND WILEY; and INDEPENDENCE INVESTMENT ASSOCIATES, INC. currently manage the assets of the Growth and Income Portfolio. Boatmen's also is an investment adviser to the Growth and Income Portfolio; however, the Manager does not expect to allocate assets to Boatmen's at this time. See "Investment Advisers."

     AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND -- This Fund's investment objective is to realize long-term capital appreciation. This Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio, which invests primarily in equity securities of issuers based outside the United States. Ordinarily the Portfolio will invest at least 65% of its assets in common stocks and securities convertible into common stocks of issuers in at least three different countries located outside the United States. However, excluding collateral for securities loaned, the Portfolio generally invests in excess of 80% of its assets in such securities. The remainder of the Portfolio's assets will be invested in non-U.S. debt securities which, at the time of purchase, are rated in one of the three highest rating categories by any Rating Organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market, or in cash or cash equivalents, including investment grade short-term obligations or in other investment companies. However, when its investment advisers deem that market conditions warrant, the Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents, other investment companies and investment grade short-term obligations.

              The investment advisers select securities based upon a country's economic outlook, market valuation and potential changes in currency exchange rates. When purchasing equity securities, primary emphasis will be placed on undervalued securities with above average growth expectations.

              Overseas investing carries potential risks not associated with domestic investments. Such risks include but are not limited to: (1)
     political and financial instability abroad, including risk of nationalization or expropriation of assets and the risk of war; (2) less liquidity and greater volatility of foreign investments; (3) less public information regarding foreign companies; (4) less government regulation and supervision of foreign stock exchanges, brokers and listed companies;

     PROSPECTUS                           20

     (5) lack of uniform accounting, auditing and financial reporting standards; (6) delays in transaction settlement in some foreign markets;
     (7)  possibility  of  an imposition  of  confiscatory  foreign  taxes;  (8)
     possible limitation on the removal of securities or other assets of the Portfolio; (9) restrictions on foreign investments and repatriation of capital; (10) currency fluctuations; (11) cost and possible restrictions of currency conversion; (12) withholding taxes on dividends in foreign countries; and (13) possibly higher commissions, custodial fees and management costs than in the U.S. market. These risks are often greater for investments in emerging or developing countries.

              The Portfolio will limit its investments to those in countries which have been recommended by the Manager and which have been approved by the AMR Trust Board. Countries may be added or deleted with AMR Trust Board approval. In determining which countries will be approved, the AMR Trust Board will evaluate the risk factors set forth above and will particularly focus on the ability to repatriate funds, the size and liquidity aspects of a particular country's market and the investment climate for foreign investors. The current countries in which the Portfolio may invest are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom.

              The Portfolio may trade forward foreign currency contracts ("forward contracts"), which are derivatives, to hedge currency fluctuations of underlying stock or bond positions or in other circumstances permitted by the Commodity Futures Trading Commission. Forward contracts to sell foreign currency may be used when the management of the Portfolio believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar. Forward contracts are also entered into to set the exchange rate for a future transaction. In this manner, the Portfolio may protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. Forward contracts involve certain risks which include, but are not limited to: (1) imperfect correlation between the securities hedged and the contracts themselves; and (2) possible decrease in the total return of the Portfolio. Forward contracts are discussed in greater detail in the SAI.

              The Portfolio also may trade currency futures for the same reasons as for entering into forward contracts as set forth above. Currency futures are traded on U.S. and foreign currency exchanges. The use of currency futures also entails certain risks which include, but are not limited to: (1) less liquidity due to daily limits on price fluctuation; (2) imperfect correlation between the securities hedged and the contracts themselves; (3) possible decrease in the total return of the Portfolio due to hedging; (4) possible reduction in value for both the contracts and the securities being hedged; and (5) potential losses in

                                          21                          PROSPECTUS
     excess of the amounts invested in the currency futures contracts themselves. The Portfolio may not enter into currency futures contracts if the purchase or sale of such contract would cause the sum of the Portfolio's initial and any variation margin deposits to exceed 5% of its total assets. Currency futures contracts, which are derivatives, are discussed in greater detail in the SAI.

              HOTCHKIS AND WILEY, MORGAN STANLEY ASSET MANAGEMENT INC. and TEMPLETON INVESTMENT COUNSEL, INC. currently serve as investment advisers to the International Equity Portfolio. Rowe Price-Fleming International, Inc. ("Fleming") also is an investment adviser to the International Equity Portfolio; however, the Manager does not expect to allocate assets to Fleming at this time. See "Investment Advisers."

     AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND -- This Fund's investment objective is to realize income and capital appreciation. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks its investment objective by investing all of its investable assets in the Limited-Term Income Portfolio, which invests primarily in debt obligations. Permissible investments include securities of the U.S. Government and its agencies and instrumentalities, including STRIPS and other zero coupon obligations; corporate bonds, notes and debentures; non-convertible preferred stocks; mortgage-backed securities; asset-backed securities; domestic, Yankeedollar and Eurodollar certificates of deposit, bank deposit notes, and bank notes; other investment companies; and cash or cash equivalents including investment grade short-term obligations. Such obligations may have a fixed, variable or floating rate of interest. At the time of purchase, all such securities will be rated in one of the four highest rating categories by all Rating Organizations rating such obligation or, if unrated, will be deemed to be of comparable quality by the investment adviser. Obligations rated in the fourth highest rating category are limited to 25% of the Portfolio's total assets. See "American AAdvantage Balanced Fund" for a description of the risks involved with these obligations. The Portfolio, at the discretion of the Manager, may retain a security which has been downgraded below the initial investment criteria. See the SAI for definitions of the foregoing securities and for a description of debt ratings. Principal and/or interest payments for obligations of the U.S. Government's agencies or instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

              Investments in Eurodollar (U.S. dollar obligations issued outside the United States by domestic or foreign entities) and Yankeedollar (U.S. dollar obligations issued inside the United States by foreign entities) obligations involve additional risks. Most notably, there generally is less publicly available information about foreign issuers; there may be less governmental regulation and supervision; foreign issuers may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be

     PROSPECTUS                           22
     subject to reserve requirements. The Portfolio also may engage in dollar rolls or purchase or sell securities on a "when-issued" or "forward commitment" basis as described under "American AAdvantage Balanced Fund."

              The market value of fixed rate securities, and thus the net asset value of this Portfolio's shares, is expected to vary inversely with movements in interest rates. The market value of variable and floating rate instruments will not vary as much due to the periodic adjustments in their interest rates. An adjustment which increases the interest rate of such securities should reduce or eliminate declines in market value resulting from a prior upward movement in interest rates, and an adjustment which decreases the interest rate of such securities should reduce or eliminate increases in market value resulting from a prior downward movement in interest rates.

              Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other debt securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities.

              Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

              Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly.

                                          23                          PROSPECTUS

     CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

              The Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans, automobile and credit card receivables, and other types of receivables or other assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Fund's and the Portfolio's investment objective, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities which may be developed in the future.

              Asset-backed securities involve certain risks that do not exist with mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on the securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

              Although investments will not be restricted by either maturity  or duration of the securities purchased, under normal circumstances, the Portfolio will seek to maintain a dollar weighted average duration of one to three years. Because the timing on return of principal for both asset-backed and mortgage-backed securities is uncertain, in calculating the average weighted duration of the Portfolio, the duration of these securities may be based on certain industry conventions. The Manager serves as the sole active investment adviser to the Limited-Term Income Fund and its corresponding Portfolio.

     AMERICAN AADVANTAGE S&P 500 INDEX FUND -- This Fund's investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500. This Fund seeks its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio which invests in common stocks of companies that compose the S&P 500. The Fund offers investors a convenient means of diversifying their holdings of common stocks while relieving those investors of the administrative


     PROSPECTUS                           24
     burdens   typically   associated  with   purchasing   and   holding   these
     instruments.

              The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Portfolio, utilizing a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

              Under normal conditions, the Portfolio will invest at least 80% of its assets in common stocks of companies that compose the S&P 500. In seeking to replicate the performance of the S&P 500, BT, the Portfolio's investment adviser, will attempt over time to allocate the Portfolio's investments among common stocks in approximately the same weightings as the S&P 500, beginning with the heaviest-weighted stocks that make up a larger portion of the Index's value. Over the long term, BT normally seeks a correlation between the performance of the Portfolio, before expenses, and that of the S&P 500 of 0.98 or better. A figure of 1.00 would indicate perfect correlation. In the unlikely event that the correlation is not achieved, the Equity 500 Index Portfolio Board will consider alternative structures.

              BT utilizes a two-stage sampling approach in seeking to obtain the objective. Stage one, which encompasses large capitalization stocks, maintains the stock holdings at or near their benchmark weights. Large capitalization stocks are defined as those securities that represent 0.10% or more of the Index. In stage two, smaller stocks are analyzed and selected using risk characteristics and industry weights in order to match the sector and risk characteristics of the smaller companies in the S&P
     500. This approach helps to maximize portfolio liquidity while minimizing costs.

              BT generally will seek to match the composition of the S&P 500, but usually will not invest the Portfolio's stock portfolio to mirror the Index exactly. Because of the difficulty and expense of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks and may at times have its portfolio weighted differently from the S&P 500. When the Portfolio's size is greater, BT expects to purchase more of the stocks in the S&P 500 and to match the relative weighting of the S&P 500 more closely and anticipates that the Portfolio will be able to mirror, before expenses, the performance of the S&P 500 with little variance. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, BT judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. BT will not purchase the stock of Bankers Trust New York Corporation, which is included in the Index, and instead will overweight its holdings of companies engaged in similar businesses.



                                          25                          PROSPECTUS

              Under normal conditions, BT will attempt to invest as much of the Portfolio's assets as is practical in common stocks included in the S&P
     500. However, the Portfolio may maintain up to 20% of its assets in short-term debt securities and money market instruments hedged with stock index futures and options to meet redemption requests or to facilitate the investment in common stocks.

              When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into stock index futures or options to attempt to increase its exposure to the stock market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options thereon to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

              BT will choose among futures and options strategies based on its judgment of how best to meet the Portfolio's goals. In selecting futures and options, BT will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If BT judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not well correlated with those of its other investments, the Portfolio could be hindered in the pursuit of the objective and could suffer losses. The Portfolio could also be exposed to risks if it could not close out its futures or options positions because of an illiquid secondary market. BT will only use these strategies for cash management purposes. Futures and options will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. Futures and options are discussed in greater detail in the SAI.

              The Portfolio intends to stay invested in the securities described above to the extent practical in light of the objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes. Short-term instruments consist of (1) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated Aa or higher by Moody's or AA or higher by S&P Rating or, if unrated, of comparable quality in the opinion of BT; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P Rating or outstanding commercial paper or bank obligations rated Prime-1

     PROSPECTUS                           26
     by Moody's or A-1 by S&P Rating; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of BT.

              The S&P  500 is  a  well-known stock  market index  that  includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange (the "Exchange"). Stocks in the S&P 500 are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). BT believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 is determined by Standard & Poor's Corporation ("S&P") and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. For more complete information about the Index, see the SAI.

              The Fund and the Portfolio are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund and the Portfolio particularly or the ability of the S&P 500 to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein.

              S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND OR THE PORTFOLIO, OWNERS OF THE FUND OR THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA INCLUDED THEREIN.

              The ability of the Fund and the Portfolio to meet their investment objective depends to some extent on the cash flow experienced by the Fund and by the other investors in the Portfolio, since investments and redemptions by shareholders of the Fund generally will require the Portfolio to purchase or sell securities. BT will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the Portfolio to the S&P 500. An investor should also be aware that the performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, unlike the Portfolio which must bear these costs. Finally, since the Portfolio seeks to track the S&P 500, BT generally will not attempt to judge the merits of any particular stock as an investment.

     OTHER INVESTMENT POLICIES -- In addition to the investment policies described previously, each Portfolio may also lend its securities, enter into fully collateralized repurchase agreements, and invest in private placement offerings.

                                          27                          PROSPECTUS

              SECURITIES LENDING. Each Portfolio (except for the Equity 500 Index Portfolio) may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, securities of the U.S. Government and its agencies and instrumentalities and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by any Portfolio of the AMR Trust would exceed 33 1/3% of its total assets. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. However, a Portfolio normally pays (including, in some cases, payments to the Manager) lending fees and related expenses from this interest or fee income. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolios seek to minimize this risk by making loans only to borrowers which are deemed by the Manager to be of good financial standing and which have been approved by the AMR Trust Board. For purposes of complying with each Portfolio's investment policies and restrictions, collateral received in connection with securities loans will be deemed an asset of a Portfolio to the extent required by law. See the SAI for further information regarding loan transactions.

              REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers or the Manager attempt to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate. See the SAI for more information regarding repurchase agreements.

              PRIVATE PLACEMENT OFFERINGS. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws and generally are sold to institutional investors such as the Portfolios that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors such as the Portfolios through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity. The Portfolios will not invest more than 15% of their respective net assets in Section 4(2) securities and

     PROSPECTUS                           28
     illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board or the Equity 500 Index Portfolio Board that any Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

              Because it is not possible to predict with assurance exactly how this market for Section 4(2) securities offered and sold under Rule 144A will develop, the AMR Trust Board, the Equity 500 Index Portfolio Board and the applicable investment adviser, pursuant to the guidelines approved by the respective Boards, will carefully monitor the respective Portfolios' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     BROKERAGE PRACTICES AND PORTFOLIO TURNOVER -- Each investment adviser will place its own orders to execute securities transactions which are designed to implement the applicable Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer is considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, an investment adviser of a Portfolio or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the Investment Company Act of 1940, as amended ("1940 Act")) for doing so.

              The Limited-Term Income Portfolio normally will not incur any brokerage commissions on its transactions because debt instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the obligation, however, usually includes a profit to the dealer. Obligations purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. No commissions or discounts are paid when securities are purchased directly from an issuer.

              No  Portfolio,  other  than  the  Limited-Term  Income  Portfolio,
     currently  expects  its  portfolio   turnover  rate  to  exceed  100%.  The
     portfolio turnover rate for the Limited-Term Income Fund for the fiscal year ended October 31, 1996 was ___%. A Portfolio's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Portfolio's cash flows. High portfolio activity increases a Portfolio's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

     ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS -- As previously described, investors should be aware that each Fund, unlike mutual funds that

                                          29                          PROSPECTUS
     directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Trust, which is a separate investment company managed by the Manager, or in the Equity 500 Index Portfolio, which is a separate investment company advised by BT. Since a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio. Historically, the Manager has sponsored traditionally structured funds and, therefore, has limited experience with funds that invest all their assets in a separate portfolio.

              The Manager expects, although it cannot guarantee, that the Trust will achieve economies of scale by investing in the AMR Trust and the Equity 500 Index Portfolio. In addition to selling their interests to the Funds, the Portfolios may sell their interests to other nonaffiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as a Fund and would be allowed to charge different sales commissions. Therefore, investors in a Fund may experience different returns from investors in another investment company that invests exclusively in that Fund's corresponding Portfolio.

              The Fund's investment in a Portfolio may be materially affected by the actions of large investors in that Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of that Portfolio. A change in a Portfolio's fundamental objective, policies and restrictions, that is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely its liquidity.

              The Portfolios' and their corresponding Funds' investment objectives and policies are described above. See "Investment Restrictions" for a description of their investment restrictions. The investment objective of a Fund can be changed only with shareholder approval. The approval of a Fund and of other investors in its corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice

     PROSPECTUS                           30
     shall be provided to shareholders of a Fund within thirty days prior to any changes in its corresponding Portfolio's investment objective. If the investment objective of a Portfolio changes and the shareholders of its corresponding Fund do not approve a parallel change in that Fund's investment objective, the Fund would seek an alternative investment vehicle or the Manager and the investment advisers would actively manage the Fund.

              See "Management and Administration of the Trusts" for a complete description of the investment management fee and other expenses associated with a Fund's investment in its corresponding Portfolio. This Prospectus and the SAI contain more detailed information about each Fund and its corresponding Portfolio, including information related to (1) the investment objective, policies and restrictions of each Fund and its corresponding Portfolio, (2) the Board of Trustees and officers of the Trust, the AMR Trust, and the Equity 500 Index Portfolio Board, (3) brokerage practices, (4) the Funds' shares, including the rights and liabilities of its shareholders, (5) additional performance information, including the method used to calculate yield and total return, and (6) the determination of the value each Fund's shares.

     INVESTMENT RESTRICTIONS

     The following fundamental investment restrictions and the non-fundamental investment restrictions are identical for each Fund and its corresponding
     Portfolio. Therefore, although the following discusses the investment restrictions of each Portfolio, the AMR Trust Board and the Equity 500 Index Portfolio, it applies equally to each Fund and Board. The following fundamental investment restrictions may be changed with respect to a particular Fund by the majority vote of that Fund's outstanding shares or with respect to a Portfolio by the majority vote of that Portfolio's interest holders. No Portfolio may:

              - Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.

              - Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies and instrumentalities. Finance companies as a group are not considered a single industry for purposes of this policy.

     The following non-fundamental investment restrictions may be changed with respect to a particular Fund by a vote of a majority of the Board or with respect to a Portfolio by a vote of a majority of the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate. No Portfolio may:



                                          31                          PROSPECTUS

              - Invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if more than 5% of the Portfolio's total assets would be invested in such securities. This limitation does not apply with regard to collateralized trust securities.

              -       Invest  more  than  15% of  its  net  assets  in  illiquid
                      securities,   including   time  deposits   and  repurchase
                      agreements that mature in more than seven days.

              The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected. See the SAI for other investment limitations.

     YIELDS AND TOTAL RETURNS

              Yields for the AMR Class of the Funds will be computed by dividing the net investment income earned per AMR Class share during the relevant time period by the maximum offering price per AMR Class share on the last day of the period. Total return quotations for the AMR Class of the Funds may reflect the average annual compounded (or aggregate compounded) rate of return during the designated time period based on a hypothetical initial investment and the redeemable value of that investment at the end of the period. Additionally, the AMR Class of the Limited-Term Income Fund may advertise a "monthly distribution rate." This rate is based on an annualized monthly dividend accrual rate per share compared with the month-end share price of the AMR Class of this Fund. The Funds will at times compare their performance to applicable published indices, and may also disclose their performance as ranked by certain ranking entities. Each class of a Fund has different expenses which will impact its performance. See the SAI for more information about the calculation of yields and total returns.

     MANAGEMENT AND ADMINISTRATION OF THE TRUSTS

     FUND MANAGEMENT AGREEMENT -- The Board has general supervisory responsibility over the Trust's affairs, while the business affairs of the AMR Trust and of the Equity 500 Index Portfolio are subject to the supervision of their respective Board of Trustees. The Manager provides or oversees all administrative, investment advisory and portfolio management services for the Trust pursuant to a Management Agreement dated April 3, 1987, as amended October 1, 1995, together with the Administrative Services Agreement described below. The AMR Trust and the Manager also entered into a Management Agreement dated October 1, 1995 that obligates the Manager to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust. The Manager, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation ("AMR"), the parent company of American Airlines, Inc., and was organized in 1986 to

     PROSPECTUS                           32
     provide business management, advisory, administrative and asset management consulting services. The assets of the corresponding Portfolios of the Balanced Fund, the Growth and Income Fund and the International Equity Fund are allocated by the Manager among one or more investment advisers designated for that Fund. See "Investment Advisers." BT serves as investment adviser and administrator of, and provides custody and transfer agency services to, the Equity 500 Index Portfolio. The Manager serves as the sole active investment adviser to the corresponding Portfolio of the Limited-Term Income Fund. In addition, with the exception of the International Equity Fund and the S&P 500 Index Fund, if so requested by any of its investment advisers, the Manager will make the investment decisions with respect to assets allocated to that investment adviser which the investment adviser determines should be invested in investment grade short-term obligations. As of October 31, 1996, the Manager had assets under management totaling approximately $____ billion, including approximately $___ billion under active management and $___ billion as named fiduciary or fiduciary adviser. Of the total, approximately $___ billion of assets are related to AMR. American Airlines, Inc. is not responsible for investments made in the American AAdvantage Funds.

              The Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes complying with reporting requirements; corresponding with shareholders; maintaining internal bookkeeping, accounting and auditing services and records; and supervising the provision of services to the Trusts by third parties. The Manager also develops the investment programs for each Portfolio of the AMR Trust, selects and changes investment advisers (subject to approval by the AMR Trust Board and appropriate interest holders), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, and coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions.

              The Manager bears the expense of providing the above services and pays the fees of the investment advisers of the Funds and the Portfolios of the AMR Trust. As compensation for paying the investment advisory fees and for providing the Portfolios with advisory and asset allocation services, the Manager receives from the AMR Trust an annualized advisory fee that is calculated and accrued daily, equal to the sum of (1) 0.25% of the net assets of the Limited-Term Income Portfolio, (2) 0.10% of the net assets of the other Portfolios of the AMR Trust, plus (3) all fees payable by the Manager to the AMR Trust's investment advisers as described in "Investment Advisers." The advisory fee is payable quarterly in arrears. To the extent that a Fund invests all of its investable assets in its corresponding Portfolio, the Manager will not receive an advisory fee under its Management Agreement with the Trust.

              Each Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board and the AMR Trust Board, including the affirmative votes of a majority of the independent Trustees of each Board who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of

                                          33                          PROSPECTUS
     any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of a Fund's shareholders or a Portfolio's interest holders. A Management Agreement may be terminated with respect to a Fund or a Portfolio at any time, without penalty, by a majority vote of outstanding Fund shares or Portfolio interests on sixty (60) days' written notice to the Manager, or by the Manager, on sixty (60) days' written notice to the Trust or the AMR Trust. A Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

              The Trust is responsible for the following expenses: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Independent Trustees; insurance and fidelity bond premiums; and any extraordinary expenses of a nonrecurring nature.

              A majority of the Independent Trustees of the Board have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and the AMR Trust, including creating a separate Board of Trustees of the AMR Trust.

     FUND ADVISORY AGREEMENTS -- Each investment adviser, except BT, has entered into a separate investment advisory agreement with the Manager to provide investment advisory services to the Funds and Portfolios of the AMR Trust. To the extent that a Fund invests all of its investable assets in a corresponding Portfolio, however, an investment adviser will receive an advisory fee only on behalf of the Portfolio and not on behalf of its corresponding Fund. Except for the Limited-Term Income Portfolio and the Equity 500 Index Portfolio, the assets of each Portfolio are allocated among the investment advisers designated for that Portfolio and described in this Prospectus in "Investment Advisers." The Manager may enter into new or modified advisory agreements with existing or new investment advisers without approval of Fund shareholders or Portfolio interest holders, but subject to approval of the Board and the AMR Trust Board. The Securities and Exchange Commission issued an exemptive order which eliminates the need for shareholder/interest holder approval, subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new adviser or implementing a material change with respect to an advisory contract, the applicable Fund send a notice to shareholders containing information about the change that would be included in a proxy statement. The Manager recommends investment advisers to the Board and the AMR Trust Board based upon its continuing quantitative and qualitative evaluation of the investment advisers' skill in managing assets using specific investment styles and strategies. The allocation of assets among investment advisers may be changed at any time by the Manager. Allocations among advisers will vary based upon a variety of factors, including the overall investment performance of each

     PROSPECTUS                           34
     investment adviser, the Portfolio's cash flow needs and market conditions. The Manager need not allocate assets to each investment adviser designated for a Portfolio. The investment advisers can be terminated without penalty to the AMR Trust by the Manager and the AMR Trust Board or the interest holders of the applicable Portfolio. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an investment adviser, and the Manager does not expect to recommend frequent changes of investment advisers. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

              Each investment adviser has discretion to purchase and sell securities for its segment of a Portfolio's assets in accordance with that Portfolio's objective, policies and restrictions and the more specific strategies provided by the Manager. Although the investment advisers are subject to general supervision by the AMR Trust Board, the Equity 500 Index Portfolio Board and/or the Manager, as appropriate, these parties do not evaluate the investment merits of specific securities transactions. As compensation for its services, each investment adviser, except BT, is paid a fee by the Manager out of the proceeds of the management fee received by the Manager from the AMR Trust.

     ADMINISTRATIVE SERVICES AGREEMENTS -- The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide the Funds those administrative and management services (other than investment advisory services) described in the Management Agreement. To the extent that a Fund invests all of its investable assets in a corresponding Portfolio, however, the Manager will receive no fee under this Agreement.

              BT serves as the administrator to the Equity 500 Index Portfolio. Under an Administration and Services Agreement with the Portfolio, BT calculates the value of the assets of the Portfolio and generally assists the Equity 500 Index Portfolio Board in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay BT a fee, computed daily and paid monthly, at the rate of 0.05% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, BT may delegate one or more of its responsibilities to others, including Federated Services Company, at BT's expense.

     ALLOCATION OF FUND EXPENSES -- Expenses of each Fund generally are allocated equally among the shares of that Fund, regardless of class. However, certain expenses approved by the Board will be allocated solely to the class to which they relate.

     PRINCIPAL UNDERWRITER -- BROKERS TRANSACTION SERVICES, INC. ("BTS"), 7001 Preston Road, Dallas, Texas, 75205 serves as the principal underwriter of the Trust.

     CUSTODIAN AND TRANSFER AGENT -- NATIONSBANK OF TEXAS, N.A., Dallas, Texas, serves as custodian for the Portfolios of the AMR Trust and the Funds, and

                                          35                          PROSPECTUS
     as transfer agent for the AMR Class. Bankers Trust Company, New York, New York, acts as custodian and transfer agent of the assets of the Equity 500 Index Portfolio. The Chase Manhattan Bank N.A., New York, New York, acts as subcustodian for the International Equity Portfolio and its corresponding Fund.

     INDEPENDENT AUDITOR -- The independent auditor for the Trust, except the S&P 500 Index Fund, and the AMR Trust is Ernst & Young LLP, Dallas, Texas. The independent auditor for the S&P 500 Index Fund and the Equity 500 Index Portfolio is Coopers & Lybrand L.L.P.

     INVESTMENT ADVISERS

     Set forth below is a brief description of the investment advisers for each Fund and its corresponding Portfolio. References to the investment advisers retained by a Portfolio also apply to the corresponding Fund. Except for the Manager and BT, the investment advisers do not provide any services to the Funds or the Portfolios except for portfolio investment management and related recordkeeping services, or have any affiliation with the Trust, the AMR Trust, the Equity 500 Index Portfolio or the Manager. BT provides investment advisory, administrative and other services to the Equity 500 Index Portfolio. See "Bankers Trust Company" below for a full discussion of those services.

              William  F. Quinn has served as  President of the Manager since it was founded in 1986 and Nancy A. Eckl currently serves as Vice President-Trust Investments of the Manager. She previously served as Vice
     President - Finance and Compliance of the Manager from December 1990 to May 1995. In these capacities, Mr. Quinn and Ms. Eckl have primary responsibility for the day-to-day operations of the Balanced Fund, the Growth and Income Fund, the International Equity Fund and their corresponding Portfolios. These responsibilities include oversight of the investment advisers to these Funds, regular review of their performance and asset allocations among them.

              Michael W. Fields is responsible for the portfolio management oversight of the Limited-Term Income Fund and its corresponding Portfolio. Mr. Fields has been with the Manager since it was founded in 1986 and currently serves as Vice President-Fixed Income Investments. Benjamin L. Mayer is responsible for the day-to-day portfolio management of the Limited-Term Income Portfolio. Mr. Mayer has served as Senior Portfolio Manager of the Manager since May 1995. Prior to that time, he was a Vice President, Institutional Fixed Income Sales at Merrill, Lynch, Pierce, Fenner & Smith from January 1994 to April 1995 and Vice President, Regional Senior Strategist from April 1989 to January 1994. Mr. Mayer has had portfolio management responsibility for the Fund since August 1995.

              Frank Salerno, Managing Director of BT, is responsible for the day-to-day management of the Equity 500 Index Portfolio. Mr. Salerno has been employed by BT since prior to 1989 and has managed the Equity 500 Index Portfolio's assets since the Portfolio commenced operations December 31, 1992.

     PROSPECTUS                           36

              BANKERS TRUST COMPANY, 280 Park Avenue, New York, New York  10017,
     is a New York banking corporation and is a wholly owned subsidiary of Bankers Trust New York Corporation. BT conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market, with a global network of over 120 offices in more than 40 countries. As of June 30, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $115 billion and approximately $215 billion in assets under management globally. Of that total, approximately $85 billion are in U.S. equity index assets alone. BT serves as investment adviser and administrator to the Equity 500 Index Portfolio. For its services, BT receives a fee from the Equity 500 Index Portfolio, computed daily and paid monthly, at the annual rate of 0.10% (before waiver) of the average daily net assets of the Portfolio.

              BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("Barrow"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation. As of October 31, 1996, Barrow had discretionary investment management authority with respect to approximately $____ billion of assets, including approximately $___
     billion of assets of AMR and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced Portfolio, the
     Growth and Income Portfolio and the Limited-Term Income Portfolio, although the Manager does not presently intend to allocate any of the assets in the Limited-Term Income Portfolio to Barrow. The Manager pays Barrow an annualized fee equal to .30% on the first $200 million in AMR Trust assets under its discretionary management, .20% on the next $300 million, .15% on the next $500 million, and .125% on assets over $1 billion.

              BOATMEN'S TRUST COMPANY ("Boatmen's"), 100 N. Broadway, St. Louis, Missouri 63178, is a professional trust and investment advisory firm founded in 1889 and has been providing investment services since the 1930s. Boatmen's is a wholly owned subsidiary of Boatmen's Bancshares, Inc. As of October 31, 1996, Boatmen's had assets under management totaling approximately $__ billion, including approximately $___ million of assets of AMR and its subsidiaries and affiliated entities. Boatmen's serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio, although the Manager does not presently intend to allocate assets to Boatmen's. For its services to the Balanced Portfolio and the Growth and Income Portfolio, the Manager will pay Boatmen's an annualized fee equal to .25% of the average daily net assets of each Portfolio allocated to Boatmen's for management.

              BRANDYWINE  ASSET  MANAGEMENT,  INC.  ("Brandywine"),   201  North
     Walnut Street, Wilmington, Delaware 19801, is a privately held professional investment counseling firm founded in 1986. As of October 31, 1996, Brandywine had assets under management totaling approximately $___ billion, including approximately $____ million of assets of AMR and its

                                          37                          PROSPECTUS
     subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio. For its services to these Portfolios, the Manager pays Brandywine an annualized fee equal to .225% of assets in the Balanced Portfolio and .25% of assets in the Growth and Income Portfolio of the first $500 million of assets under its discretionary management; .225% of the next $100 million on all assets and .20% on all excess assets.

              GSB INVESTMENT MANAGEMENT, INC. ("GSB"), 301 Commerce Street, Fort Worth, Texas 76102, is a professional investment management firm which was founded in 1987 by Frank P. Ganucheau, Mark J. Stupfel, and Lyle
     E. Brumley. GSB is wholly owned by United Asset Management Corporation, a Delaware corporation. As of October 31, 1996, GSB managed approximately $____ billion of assets, including approximately $____ million of assets of AMR and its subsidiaries and affiliated entities. GSB serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio. The Manager pays GSB an annualized fee equal to .30% of the first $100 million in AMR Trust assets under its discretionary management, .25% of the next $100 million, .20% of the next $100 million, and .15% on all excess assets.

              HOTCHKIS AND WILEY, 800 West Sixth Street, 5th Floor, Los Angeles, California 90017, is a professional investment counseling firm which was founded in 1980 by John F. Hotchkis and George Wiley. Hotchkis and Wiley is a division of Merrill Lynch Capital Management Group, a wholly owned subsidiary of Merrill Lynch & Co., Inc. Assets under management as of October 31, 1996 were approximately $___ billion, which included approximately $___ million of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley serves as an investment adviser to the Balanced Portfolio, the Growth and Income Portfolio and the International Equity Portfolio. The advisory contract provides for the Manager to pay Hotchkis and Wiley an annualized fee equal to .60% of the first $10 million of assets under its discretionary management, .50% of the next $140 million of assets, .30% on the next $50 million of assets and .20% of all excess AMR Trust assets managed by Hotchkis and Wiley.

              INDEPENDENCE  INVESTMENT   ASSOCIATES,  INC.  ("IIA"),  53   State
     Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company. Assets under management as of October 31, 1996, including funds managed for its parent company, were approximately $____ billion, which included approximately
     $____ million of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio. The Manager pays IIA an annualized fee equal to .50% of the first $30 million of AMR Trust assets under its discretionary management, .25% of the next $70 million of assets, and .20% of all excess assets.

              MORGAN STANLEY ASSET MANAGEMENT INC. ("MSAM"), 1221 Avenue of the Americas, New York, New York 10020, is a wholly owned subsidiary of Morgan Stanley Group Inc. MSAM provides portfolio management and named fiduciary

     PROSPECTUS                           38
     services to taxable and nontaxable institutions, international organizations and individuals investing in United States and international equity and debt securities. As of October 31, 1996, MSAM had assets under management totaling approximately $____ billion, including approximately $___ billion under active management and $____ billion as named fiduciary or fiduciary adviser. As of October 31, 1996, MSAM had investment authority over approximately $___ million of assets of AMR and its subsidiaries and affiliated entities. MSAM serves as an investment adviser to the International Equity Portfolio. For this service, the Manager pays MSAM an annual fee equal to .80% of the first $25 million in AMR Trust assets under its discretionary management, .60% of the next $25 million in assets, .50% of the next $25 million in assets and .40% on all excess assets.

              ROWE PRICE-FLEMING INTERNATIONAL, INC. ("Fleming"), 100 East Pratt Street, Baltimore, Maryland 21202, is a professional investment counseling firm founded in 1979. Fleming is a joint venture owned entirely by its three parent companies, T. Rowe Price, Robert Fleming and Jardine Fleming. As of October 31, 1996, Fleming had assets under management totaling approximately $____ billion, including approximately $___ million of assets of AMR and its subsidiaries and affiliated entities. Fleming serves as an investment adviser to the International Equity Portfolio, although the Manager does not presently intend to allocate assets to Fleming. For its services to the International Equity Portfolio when total assets under Fleming's management are less than $200 million, the Manager will pay Fleming an annualized fee equal to 0.75% of the first $20 million, 0.60% of the next $30 million and 0.50% on amounts over $50 million. When assets under Fleming's management exceed $200 million but are less than $500 million, the Manager will pay Fleming an annualized fee equal to 0.50% on all assets. When assets under Fleming's management exceed $500 million but are less than $750 million, the Manager will pay an annualized fee equal to 0.45% on all assets, and when assets exceed $750 million, the Manager will pay Fleming a flat fee of 0.40% on all assets. When asset levels are between $184 million and $200 million, Fleming will pay the Manager a sliding credit to adjust for the difference between the two fee schedules. The credit is determined by pro-rating the difference between the original tiered fee and the flat fee ($80,000 per annum at all asset levels) over the difference between $200 million and the current asset size for billing purposes.

              TEMPLETON INVESTMENT COUNSEL, INC. ("Templeton"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. As of October 31, 1996, Templeton had discretionary investment management authority with respect to approximately $____ billion of assets, including approximately $____ million of assets of AMR and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Portfolio. For this service, the Manager pays Templeton an annualized fee equal to .50% of the first $100 million in AMR Trust assets under its discretionary management,


                                          39                          PROSPECTUS

     .35% of the next $50 million in assets, .30% of the next $250 million in assets and .25% on assets over $400 million.

              Solely for the purpose of determining the applicable percentage rates when calculating the fees for each investment adviser other than MSAM, there shall be included all other assets or trust assets of American Airlines, Inc. also under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program). For the purpose of determining the applicable percentage rates when calculating MSAM's fees, all equity account assets managed by MSAM on behalf of American Airlines, Inc. shall be included. The inclusion of any such assets will result in lower overall fee rates being applied to the applicable Portfolio.

     PURCHASE, REDEMPTION AND VALUATION OF SHARES

     PURCHASING SHARES OF THE TRUST -- AMR Class shares are offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. Shares are sold without a sales charge at the next share price calculated after the acceptance of a purchase order. AMR Class shares are offered and orders accepted until 4:00 p.m. Eastern time on each day on which the Exchange is open for trading and the custodian/transfer agent is open for business ("Business Day"). The Trust reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares.

              AMR Class shares may be purchased and redeemed as follows:

     BY WIRE -- Purchases may be made by wiring funds. To ensure prompt receipt of a transmission by wire, the investor should: telephone the transfer agent at (214) 508-5038 or (800) 658-5811 and specify the Fund whose shares are to be purchased; provide the name, address, telephone number and account number of the investor; and identify the amount being wired and by which bank. If the investor is opening a new account, the transfer agent will provide the investor with an account number. The investor should instruct its bank to designate the account number which the transfer agent has assigned to the investor and to transmit the federal funds to: Federal Reserve Bank, Dallas, for NationsBank of Texas, N.A. ABA Routing #111-000-025, Corporate Trust Suspense Account No. 0180019810, reference American AAdvantage Funds, attention: Fund Account Services.

     BY DEPOSITING SECURITIES -- Shares of a Fund may be purchased in exchange for an investor's securities if the securities are acceptable to its corresponding Portfolio and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must first contact the Manager and acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The investor must represent that all such securities offered to any Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Manager will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Manager. Securities accepted by a Fund must have a

     PROSPECTUS                           40
     readily ascertainable value as evidenced by a listing on the Exchange, the American Stock Exchange or Nasdaq. Securities are valued in the manner described for valuing Portfolio assets in the section entitled "Valuation of Shares." Acceptance of such orders may occur on any day during the five-day period afforded the Manager to review the acceptability of the securities. Upon notice of acceptance of such orders, the securities must be delivered in fully negotiable form within three days. The Manager will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange, depending upon the adjusted tax basis and value of the securities tendered. A Fund will accept securities in this manner only for investment by its corresponding Portfolio, and not for resale.

     BY MAIL -- Share purchases of any Fund may be made by mail by sending a check or other negotiable bank draft payable to the applicable Fund to "NationsBank of Texas, N.A., 11th Floor, Elm Place, P.O. Box 830840, Dallas, Texas 75283-0840, Attn.: American AAdvantage Funds -- AMR Class." An additional purchase of shares should be accompanied by the shareholder's account number. Purchase checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

     REDEMPTION OF SHARES -- Fund shares may be redeemed on any Business Day by writing directly to NationsBank of Texas, N.A. at the address above under "Purchasing Shares of the Trust -- By Mail." The redemption price will be the net asset value per share next determined after receipt by NationsBank of Texas, N.A. of all required documents in good order. "Good order" means that the request must include a letter of instruction or stock assignment specifying the number of shares or dollar amount to be redeemed, signed by an authorized signatory for the owners of the shares in the exact names in which they appear on the account, and accompanied by such other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodians, corporations, IRAs and welfare, pension and profit-sharing plans. In addition, any share certificates being redeemed must be returned duly endorsed or accompanied by a stock assignment with signatures guaranteed by a bank, trust company or member of a recognized stock exchange.

              Payment for redeemed shares will be made in cash within seven days after the receipt of a redemption request in good order. However, the Fund reserves the right to suspend redemptions or postpone the date of payment (a) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted, (b) at such time as an emergency exists as determined by the Securities and Exchange Commission so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the Funds' shareholders. Shares purchased by check may not be redeemed until the funds have cleared, which may take up to 15 days. Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily

                                          41                          PROSPECTUS
     marketable securities held by the applicable Fund's corresponding Portfolio. See the SAI for further information concerning redemptions in kind.

     DISTRIBUTION OF TRUST SHARES -- Shares are distributed through the Funds' principal underwriter, BTS. BTS is compensated by the Manager, and not the Trust. The Trust does not incur any direct distribution expenses. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and the Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

     VALUATION OF SHARES -- The net asset value of each share (share price) of the Funds is determined as of 4:00 p.m. Eastern Time on each Business Day. The net asset value of all outstanding shares of all classes will be determined based on a pro rata allocation of the value of the Fund's corresponding Portfolio's investment income, expenses and total capital gains and losses. The allocation will be based on comparative net asset value at the beginning of the day except for expenses related solely to one class of shares ("Class Expenses") which will be borne only by the appropriate class of shares. Because of the Class Expenses, the net income attributable to and the dividends payable for each class of shares may be different. Additionally, the Funds may compute differing share prices as a result of Class Expenses.

              Equity securities listed on securities exchanges, including all but United Kingdom securities of the International Equity Portfolio, are valued at the last quoted sales price on a designated exchange prior to the close of trading on the Exchange or, lacking any sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Securities of the United Kingdom held in the International Equity Portfolio are priced at the last jobber price (mid of the bid and offer prices quoted by the leading stock jobber in the security) prior to close of trading on the Exchange. Trading in foreign markets is usually completed each day prior to the close of the Exchange. However, events may occur which affect the values of such securities and the exchange rates between the time of valuation and the close of the Exchange. Should events materially affect the value of such securities during this period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the AMR Board. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) will normally be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board.

     PROSPECTUS                           42

     Assets and liabilities denominated in foreign currencies and forward currency contracts are translated into U.S. dollar equivalents based on prevailing market rates. Investment grade short-term obligations with 60 days or less to maturity held by the Portfolios are valued using the amortized cost method as described in the SAI.

     DIVIDENDS, OTHER DISTRIBUTIONS AND TAX MATTERS

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and other distributions paid on each class of a Fund's shares are calculated at the same time and in the same manner. Dividends from the net investment income of the Balanced Fund, the Growth and Income Fund and the International Equity Fund are normally declared annually. Dividends consisting of substantially all of the net investment income of the Limited-Term Income Fund, which are paid monthly, normally are declared on each Business Day immediately prior to the determination of the net asset value, and are payable to shareholders of record as of the opening of business on the day on which declared. The S&P 500 Index Fund distributes income dividends on the first Business Day in April, July, October and December. A Fund's net investment income attributable to the AMR Class consists of that class's share of the Fund's share of dividends and interest (including discount) accrued on its corresponding Portfolio's securities, less expenses of the Fund and the Portfolio attributable to the AMR Class. Distributions of a Fund's share of its corresponding Portfolio's realized net short-term capital gain, net capital gain (the excess of net long-term capital gain over net short-term capital loss), and net gains from foreign currency transactions, if any, normally will be made annually.

              Unless a shareholder elects otherwise on the account application, all dividends and other distributions on a Fund's AMR Class shares will be automatically declared and paid in additional AMR Class shares of that Fund. However, a shareholder may choose to have distributions of net capital gain paid in shares and dividends paid in cash or to have all such distributions and dividends paid in cash. An election may be changed at any time by delivering written notice that is received by the transfer agent at least ten days prior to the payment date for a dividend or other distribution.

     TAX INFORMATION -- Each Fund is treated as a separate corporation for federal income tax purposes and intends to qualify or to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (generally, taxable net investment income plus any net short-term capital gain and gains from certain foreign currency transactions) and net capital gain that it distributes to its shareholders. However, a Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all of its ordinary income for that calendar year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these and other purposes, dividends and other distributions

                                          43                          PROSPECTUS
     declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Each Portfolio has received a ruling from the Internal Revenue Service that it is classified for federal income tax purposes as a partnership; accordingly, no Portfolio is subject to federal income tax.

              Dividends from a Fund's investment company taxable income will be taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gain (whether received in cash or paid in additional Fund shares), when designated as such, generally will be taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. A capital gain distribution from a Fund also may be offset by capital losses from other sources. Some foreign countries may impose withholding taxes on certain dividends payable to the International Equity Portfolio.

              Redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis for the redeemed shares. If shares of a Fund are redeemed at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

              If shares are purchased shortly before the record date for a dividend (other than an exempt-interest dividend) or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution. Each Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid).

              Each  Fund is required  to withhold 31% of  all taxable dividends,
     capital  gain  distributions   and  redemption  proceeds  payable   to  any
     individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or (except with respect to redemption proceeds) who otherwise are subject to back-up withholding.

              The foregoing is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders.
     Prospective investors are urged to consult their own tax advisers regarding specific questions as to the effect of federal, state or local income taxes on any investment in the Trust. For further tax information, see the SAI.

     GENERAL INFORMATION

              The Trust currently is comprised of nine separate investment portfolios. Each Fund in this Prospectus, except the S&P 500 Index Fund,

     PROSPECTUS                           44
     is comprised of three classes of shares, which can be issued in an unlimited number. The S&P 500 Index Fund currently offers only one class of shares. Each share represents an equal proportionate beneficial interest in that Fund and is entitled to one vote. Only shares of a particular class may vote on matters affecting that class. Only shares of a particular Fund may vote on matters affecting that Fund. All shares of the Trust vote on matters affecting the Trust as a whole. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares of the Trust are nontransferable. Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of the Trust, however, will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

              On most issues subjected to a vote of a Portfolio's interest holders, as required by the 1940 Act, its corresponding Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by that Fund's shareholders. Because a Portfolio interest holder's votes are proportionate to its percentage interests in that Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of its corresponding Fund had voted. This could result in that Fund's redeeming its investment in its corresponding Portfolio, which could result in increased expenses for that Fund. Whenever the shareholders of a Fund are called to vote on matters related to its corresponding Portfolio, the Board shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. Any information received from a Portfolio in the Portfolio's report to shareholders will be provided to the shareholders of its corresponding Fund.

              As a Massachusetts business trust, the Trust is not obligated to conduct annual shareholder meetings. However, the Trust will hold special shareholder meetings whenever required to do so under the federal securities laws or the Trust's Declaration of Trust or By-Laws. Trustees can be removed by a shareholder vote at special shareholder meetings.

              As more fully described in the SAI, the following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of September 30, 1996:

     AMERICAN AADVANTAGE BALANCED FUND
         AMR Corporation and subsidiary companies and Employee
           Benefit Trusts thereof  . . . . . . . . . . . . . . . . . . . .   64%
     AMERICAN AADVANTAGE GROWTH AND INCOME FUND
         AMR Corporation and subsidiary companies and Employee
           Benefit Trusts thereof  . . . . . . . . . . . . . . . . . . . .   91%
     AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
         AMR Corporation and subsidiary companies and Employee
           Benefit Trusts thereof  . . . . . . . . . . . . . . . . . . . .   83%


                                          45                          PROSPECTUS

     AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND
         Retirement Advisors of America, Inc.  . . . . . . . . . . . . . .   50%
         AMR Corporation and subsidiary companies and Employee
           Benefit Trust thereofs  . . . . . . . . . . . . . . . . . . . .   34%

     SHAREHOLDER COMMUNICATIONS

              Shareholders will receive periodic reports, including annual and semi-annual reports which will include financial statements showing the results of the Funds' operations and other information. The financial statements of the Trust, the AMR Trust and the Equity 500 Index Portfolio will be audited by independent auditors at least annually. Shareholder inquiries and requests for information regarding the other investment companies which also invest in the AMR Trust should be made in writing to the Funds at P.O. Box 619003, MD 5645, Dallas/Fort Worth Airport, Texas 75261-9003 or by calling (800) 388-3344.





































     PROSPECTUS                           46

              NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN SALES LITERATURE SPECIFICALLY APPROVED BY OFFICERS OF THE TRUST FOR USE IN CONNECTION WITH THE OFFER OF ANY AMR CLASS SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.


















              American AAdvantage Funds is a registered service mark of AMR Corporation. AMR Class, American AAdvantage Balanced Fund, American
     AAdvantage Growth and Income Fund, American AAdvantage International Equity Fund, American AAdvantage Limited-Term Income Fund [and American AAdvantage S&P 500 Index Fund] are service marks and PlanAhead Class is a registered service mark of AMR Investment Services, Inc.



















                                          47                          PROSPECTUS

                                       American
                        AAdvantage Funds(REGISTERED TRADEMARK)


                                AMR CLASS  (SERVICEMARK)
                                   P.O. Box 619003
                           Dallas/Fort Worth Airport, Texas
                                     75261-9003
                                    (800) 967-9009

                                 INSTITUTIONAL CLASS
                                   P.O. Box 619003
                          Dallas/Fort Worth Airport, Texas
                                     75261-9003
                                    (800) 967-9009

                             PLANAHEAD CLASS  (SERVICEMARK)
                                    P.O. Box 4580
                            Chicago, Illinois  60680-4580
                                   (800) 388-3344

































     PROSPECTUS

                         STATEMENT OF ADDITIONAL INFORMATION

                        AMERICAN AADVANTAGE FUNDS(REGISTERED)

                                AMR Class(SERVICEMARK)
                                 Institutional Class
                             PlanAhead Class(SERVICEMARK)

                                   January 1, 1997

              The American AAdvantage Balanced Fund(SERVICEMARK) (the "Balanced Fund"), American AAdvantage Growth and Income Fund(SERVICEMARK), formerly the American AAdvantage Equity Fund (the "Growth and Income Fund"), American AAdvantage International Equity Fund(SERVICEMARK) (the "International Equity Fund"), American AAdvantage Limited-Term Income Fund(SERVICEMARK), formerly the American AAdvantage Fixed Income Fund (the "Limited-Term Income Fund"), American AAdvantage Money Market Fund(SERVICEMARK) (the "Money Market Fund"), American AAdvantage Municipal Money Market Fund(SERVICEMARK) (the "Municipal Money Market Fund"), American AAdvantage S&P 500 Index Fund (the "S&P 500 Index Fund") and American AAdvantage U.S. Treasury Money Market Fund(SERVICEMARK) (the "U.S. Treasury Money Market Fund"), (individually, a "Fund" and collectively, the "Funds") are eight separate investment portfolios of the American AAdvantage Funds (the "Trust") a no-load, open-end, diversified management investment company. Each Fund constitutes a separate investment portfolio with a distinct investment objective, and distinct purpose and strategy. Each Fund, except the S&P 500 Index Fund, consists of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information relates to the AMR, Institutional and PlanAhead Classes of the Trust. The S&P 500 Index Fund currently offers only the AMR Class of shares.

              Each Fund, except the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust"). The S&P 500 Index Fund invests all of its investable assets in the Equity 500 Index Portfolio. (The Equity 500 Index Portfolio and the portfolios of the AMR Trust are referred to herein individually as a "Portfolio" and, collectively, the "Portfolios".) Each Portfolio has an investment objective identical to the investing Fund. Each corresponding Portfolio of the AMR Trust has a similar name to the investing Fund. The AMR Trust is a separate investment company managed by AMR Investment Services, Inc. (the "Manager"). The Equity 500 Index Portfolio is a separate investment company managed by Bankers Trust Company ("BT").

              This Statement of Additional Information should be read in conjunction with an AMR Class prospectus dated January 1, 1997, or an Institutional Class or PlanAhead Class prospectus dated March 1, 1996, (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 423-7526 for a PlanAhead Class Prospectus or (817) 967-3509 for an Institutional or AMR Class Prospectus.

              This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.


                               INVESTMENT RESTRICTIONS

              Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio:

              Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

              All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio, the AMR Trust's Board of Trustees ("AMR Trust Board") and the Equity 500 Index Portfolio's Board of Trustees ("Equity 500 Index Portfolio Board"), it applies equally to each Fund and the Trust's Board of Trustees ("Board").

     Portfolios of the AMR Trust

              In addition to the investment limitations noted in the Prospectus, the following seven restrictions have been adopted by each Portfolio of the AMR Trust, and may be changed with respect to any such Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

     No Portfolio of the AMR Trust may:

              1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

              2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and "when-issued" securities when consistent with the other policies and limitations described in the Prospectus.

              3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

              4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

              5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

              6. Issue senior securities except that the Portfolio may engage in when-issued securities and forward commitment transactions and the International Equity Portfolio may engage in currency futures and forward currency contracts.

              7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

              The corresponding Portfolio of the Money Market Fund (the "Money Market Portfolio"), as a fundamental policy, is restricted from purchasing the securities of other investment companies except in connection with a merger, consolidation, acquisition of assets or other reorganization approved by the Portfolio's interest holders.

              The following non-fundamental investment restrictions apply to each Portfolio of the AMR Trust and may be changed with respect to a Portfolio by a majority vote of the AMR Trust Board. No Portfolio of the AMR Trust may:

              1. Purchase securities on margin, effect short sales (except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

              2. Purchase or retain the securities of an issuer if, to the AMR Trust's knowledge, one or more of the trustees or officers of the AMR Trust, or the investment adviser responsible for the investment of the AMR Trust's assets or its directors or officers, individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities.

              All Portfolios of the AMR Trust, other than the Money Market Portfolio, may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. A Portfolio of the AMR Trust may incur duplicate advisory or management fees when investing in another mutual fund.

              In addition, no Portfolio of the AMR Trust may invest in warrants, except as permitted by its investment policies as described in the Prospectus, provided that no such Portfolio shall invest more than 5% of its net assets, valued at the lower of cost or market, in warrants or more than 2% of its net assets in warrants which are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchanges ("AMEX").

     Equity 500 Index Portfolio

              The following investment restrictions are "fundamental policies" of the Equity 500 Index Portfolio and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding interests, as defined above. Whenever the S&P 500 Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote.

     The Equity 500 Index Portfolio may not:

              1. Borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll
              transactions,  and   except  that  it  may   pledge,  mortgage  or
              hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (1) below. (As an operating policy, the Portfolio may not engage in dollar roll transactions).

              2. Underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in selling a portfolio security.

              3. Make loans to other persons except: (a) through the use of repurchase agreements or the purchase of short-term obligations; or (b) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

              4.      Purchase   or   sell  real   estate   (including   limited
              partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities).

              5. Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry.

              6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

              In order to comply with certain state and Federal statutes and policies the Equity 500 Index Portfolio will not as a matter of operating policy:

              1. Borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's total assets (taken at cost) except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its total assets.

              2. Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction.

              3. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

              4. Sell any security that it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

              5.      Invest   for  the   purpose  of   exercising  control   or
              management.

              6. Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers;
              (b) more than 5% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio; and, provided further that, except in the case of merger or consolidation,  the  Portfolio  shall  not  invest  in  any  other open-end investment company unless the Portfolio (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the
              Portfolio will not invest in another open-end registered investment company).

              7. Invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Equity 500 Index Portfolio Board; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Equity 500 Index Portfolio Board has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Equity 500 Index Portfolio Board have determined that the commercial paper is equivalent quality and is liquid.

              8. Invest more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Equity 500 Index Portfolio Board).

              9.      No  more  than 5%  of  the  Portfolio's total  assets  are
              invested  in  securities   issued  by  issuers  which   (including
              predecessors) have been in operation less than three years.

              10. With respect to 75% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction.

              11. If the Portfolio is a "diversified" fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

              12. Purchase or retain in the Portfolio's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Equity 500 Index Portfolio, or is an officer or partner of BT, if after the purchase of the securities of such issuer for the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

              13. Invest more than 5% of the Portfolio's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's net assets may be invested in warrants not listed on the NYSE or the AMEX.

              14. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio has no current intention to engage in short selling).

              15. Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's net assets; (c) the securities subject to the exercise of the call written by the Portfolio must be owned by the Portfolio at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio has purchased a closing put, which is a put of the same series as the one previously written).

              16. Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or, financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets: and
              (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.


                 TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

              The  Board provides  broad supervision  over the  Trust's affairs.
     The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below together, with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                                          Position with
      Name, Age and Address                each Trust              Principal Occupation During Past 5 Years
      ---------------------               -------------            ----------------------------------------
      William F. Quinn* (49)              Trustee and President    President, AMR  Investment Services, Inc. (November 1986-
                                                                   Present); Chairman, American  Airlines Employees  Federal
                                                                   Credit  Union  (October 1989-Present);  Trustee, American
                                                                   Performance Funds (September  1990-July 1994);  Director,
                                                                   Crescent  Real   Estate  Equities,   Inc.  (April   1994-
                                                                   Present);  Trustee,  American  AAdvantage  Mileage  Funds
                                                                   (1995-Present).

      Alan D. Feld (__)                   Trustee                  Partner, Akin,  Gump, Strauss, Hauer  & Feld,  LLP (1960-
                                                                   Present); Director, Clear  Channel Communications  (1984-
                                                                   Present); Director, CenterPoint  Properties, Inc.  (1994-
                                                                   Present).

      Ben J. Fortson (__)                 Trustee                  President  and   CEO,  Fortson  Oil   Company;  Director,
                                                                   Kimbell   Art    Foundation;   Director,    Burnett-Tandy
                                                                   Foundation;    Honorary    Trustee    (Texas    Christian
                                                                   University).

      John S. Justin (80)                 Trustee                  Chairman and  Chief Executive Officer, Justin Industries,
      2821 West Seventh Street                                     Inc.  (a  diversified  holding  company)  (1969-Present);
      Fort Worth, Texas  76107                                     Executive Board  Member, Blue Cross/Blue Shield  of Texas
                                                                   (1985-Present); Board  Member, Zale Lipshy Hospital (June
                                                                   1993-Present);   Trustee,  Texas   Christian   University
                                                                   (1980-Present);  Director  and  Executive  Board  Member,
                                                                   Moncrief  Radiation   Center  (1985-Present);   Director,
                                                                   Texas  New  Mexico  Enterprises   (1984-1993);  Director,
                                                                   Texas  New  Mexico  Power  Company (1979-1993);  Trustee,
                                                                   American AAdvantage Mileage Funds (1995-Present).

                                                                      9






                                          Position with
      Name, Age and Address                each Trust              Principal Occupation During Past 5 Years
      ---------------------               -------------            ----------------------------------------

      Stephen D. O'Sullivan* (61)         Trustee                  Consultant  (July  1994-Present);   Vice  President   and
                                                                   Controller  (April  1985-June  1994), American  Airlines,
                                                                   Inc.; Trustee, American  AAdvantage Mileage Funds  (1995-
                                                                   Present).

      Roger T. Staubach (55)              Trustee                  Chairman of the Board and  Chief Executive Officer (1982-
      6750 LBJ Freeway                                             Present)  and  President  (1983-1991)   of  The  Staubach
      Dallas, TX  75240                                            Company (a  commercial  real estate  company);  Director,
                                                                   Halliburton Company (1991-Present); Director,  First USA,
                                                                   Inc.  (1993-Present);  Director,   Brinker  International
                                                                   (1993-Present);  Director,  Columbus Realty  Trust (1994-
                                                                   Present);  Member of  the  Advisory Board,  The Salvation
                                                                   Army; Member of the  Advisory Board, Dallas International
                                                                   Sports  Commission;   Member  of   the  Advisory   Board,
                                                                   Hartford Whalers  Hockey  Club;  Trustee,  Institute  for
                                                                   Aerobics   Research;   Member   of   Executive   Council,
                                                                   Daytop/Dallas;  former quarterback of  the Dallas Cowboys
                                                                   professional football team; Trustee,  American AAdvantage
                                                                   Mileage Funds (1995-Present).

      Nancy A. Eckl (34)                  Vice President           Vice President, AMR  Investment Services, Inc.  (December
                                                                   1990-Present).

      Michael W. Fields (42)              Vice President           Vice  President,  AMR Investment  Services,  Inc. (August
                                                                   1988-Present).

      Barry Y. Greenberg (33)             Vice President and       Director, Legal  and Compliance, AMR Investment Services,
                                          Assistant Secretary      Inc.  (July 1995-Present);  Branch  Chief (May  1992-June
                                                                   1995)  and   Staff  Attorney   (August  1988-May   1992),
                                                                   Securities and Exchange Commission.

      Rebecca L. Harris (29)              Treasurer                Director  of  Finance   (May  1995-Present),   Controller
                                                                   (November  1991-April  1995),  AMR  Investment  Services,
                                                                   Inc.

      John B. Roberson (38)               Vice President           Vice President (June 1991-Present).

      Adriana R. Posada (42)              Assistant Secretary      Senior   Compliance  Analyst,   (October   1996-Present),
                                                                   Compliance   Analyst   (September    1993-Present),   AMR
                                                                   Investment Services, Inc.;  Special Sales  Representative
                                                                   (August 1991-September 1993), American Airlines, Inc.

      Clifford J. Alexander (53)          Secretary                Partner, Kirkpatrick & Lockhart LLP (law firm)

      Robert J. Zutz (43)                 Assistant Secretary      Partner, Kirkpatrick & Lockhart LLP (law firm)

        * Messrs. Quinn and O'Sullivan, by virtue of their current or former positions, are deemed to be "interested persons" of the Trust as defined by the 1940 Act.

              All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

              As compensation for their service to the Trust and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trust and the AMR Trust do not pay for these travel arrangements. However, the Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. These amounts are reflected in the following table for the fiscal year ended October 31, 1996.1

                                                          Pension or Retirement                              Total
                                       Aggregate           Benefits Accrued as     Estimated Annual       Compensation
                                      Compensation       Part of the AAdvantage     Benefits Upon        From American
                                        From the            Trust's Expenses          Retirement           AAdvantage
       Name of Trustee                   Trust              ----------------          ----------         Funds Complex
       ---------------                   -----                                                           -------------
       William F. Quinn                   $  0                     $0                     $0                  $  0
       John S. Justin                    $___                      $0                     $0                  $___
       Stephen D. O'Sullivan              $___                     $0                     $0                  $___
       Roger T. Staubach                  $___                     $0                     $0                  $___




















     1 Messrs. Feld and Fortson did not serve as Trustees during this period.

               TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO

              The Equity 500 Index Portfolio Board oversees the activities of the Equity 500 Index Portfolio and reviews contractual arrangements with companies that provide services to the Portfolio. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer is c/o Edgewood Services, Inc., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

                                          Position with
                                          Equity 500 Index
      Name, Age and Address               Portfolio                Principal Occupation During Past 5 Years
      ---------------------               -------------------      ----------------------------------------
      Charles P. Biggar (65)              Trustee                  Retired;  Director  of  Chase/NBW  Bank  Advisory  Board;
      12 Hitching Post Lane                                        Director, Batemen, Eichler, Hill  Richards Inc.; formerly
      Chappaqua, NY  10514                                         Vice President  of  International Business  Machines  and
                                                                   President  of   the  National  Services  and   the  Field
                                                                   Engineering Divisions of IBM.

      Philip W. Coolidge* (44)            Trustee                  Chairman,   Chief   Executive   Officer  and   President,
                                                                   Signature  Financial  Group  (December 1988-Present)  and
                                                                   Signature  Broker-Dealer  Services,  Inc.   (April  1989-
                                                                   Present).

      S. Leland Dill (65)                 Trustee                  Retired; Director,  Coutts & Company  Group and  Coutts &
      5070 North Ocean Drive                                       Co.  (U.S.A.)  International;   Director,  Zweig   Series
      Singer Island, FL  33404                                     Trust; formerly Partner  of KPMG Peat  Marwick; Director,
                                                                   Vinters International  Company Inc.;  General Partner  of
                                                                   Pemco (an  investment company  registered under the  1940
                                                                   Act).

      Philip Saunders, Jr. (60)           Trustee                  Principal,  Philip   Saunders  Associates   (Consulting);
      445 Glen Road                                                former Director of Financial  Industry Consulting, Wolf &
      Weston, MA  02193                                            Company;   President,   John   Hancock    Home   Mortgage
                                                                   Corporation; and Senior  Vice President  of Treasury  and
                                                                   Financial Services,  John Hancock  Mutual Life  Insurance
                                                                   Company, Inc.

      Ronald M. Petnuch (36)              President and            Senior   Vice   President,  Federated   Services  Company
                                          Treasurer                ("FSC");   formerly   Director   of  Proprietary   Client
                                                                   Services, Federated Administrative  Services ("FAS")  and
                                                                   Associate Corporate Counsel, Federated Investors ("FI").

      Charles L. Davis, Jr. (36)          Vice President and       Vice President, FAS.
                                          Assistant Treasurer



                                          12






                                          Position with
                                          Equity 500 Index
      Name, Age and Address               Portfolio                Principal Occupation During Past 5 Years
      ---------------------               -------------------      ----------------------------------------
      Jay S. Neuman (46)                  Secretary                Corporate Counsel, FI.


        * Mr. Coolidge, by virtue of his current or former positions, is deemed to be an "interested person" of the Equity 500 Index Portfolio as defined by the 1940 Act.

              No person who  is an officer or  director of BT  is an officer  or
     Trustee of the Equity 500 Index Portfolio. No director, officer or employee of Edgewood Services, Inc. ("Edgewood") or any of its affiliates will receive any compensation from the Equity 500 Index Portfolio for serving as an officer or Trustee of the Equity 500 Index Portfolio. The Portfolio and certain other investment companies advised by BT (the "BT Funds Complex") collectively pay each Trustee who is not a director, officer or employee of BT, Edgewood, or any of their affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. For the year ended December 31, 1995, the Equity 500 Index Portfolio incurred Trustees fees equal to $1,868.

              The following table reflects fees paid to the Trustees of the Equity 500 Index Portfolio for the year ended December 31, 1995.

                                                       AGGREGATE COMPENSATION          TOTAL COMPENSATION FROM
                                                           FROM THE EQUITY                 BT FUNDS COMPLEX
       NAME OF TRUSTEE                                   500 INDEX PORTFOLIO               PAID TO TRUSTEES

       Philip W. Coolidge                                        $0                               $0

       Charles P. Biggar                                        $706                           $12,500

       S. Leland Dill                                           $706                           $12,500

       Philip Saunders, Jr.                                      $0                            $12,500

              BT reimbursed the Equity 500 Index Portfolio for a portion of its Trustees fees for the period above. See "Management, Administrative Services and Distribution Fees" and "Investment Advisory Agreements" below.

              MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

              As described more fully in the Prospectus, the Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Management fees for the fiscal years ended October 31 were approximately as follows: 1994, $6,950,000 of which approximately $2,965,000 was paid by the Manager to the other investment advisers; 1995 $7,603,000 of which approximately $3,985,000 was paid by the Manager to the other investment advisers; and 1996, $_________ of which approximately $__________ was paid by the Manager to the other investment advisers. Management fees in the amount of approximately $214,000, $29,000 and $________ were waived by the Manager during the fiscal years ended October 31, 1994, 1995 and 1996, respectively.

              Under the Management Agreement, the Manager presently monitors the services provided by BT to the Equity 500 Index Portfolio. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interests of the S&P 500 Index Fund's shareholders to withdraw its investment from the Equity 500 Index Portfolio, the Manager would become responsible for directly managing the assets of the S&P 500 Index Fund. In such event, the Fund would pay the Manager an annual fee of up to 0.10% of the Fund's average net assets, accrued daily and paid monthly.

              Prior to August 1, 1994, shareholders of the Balanced, Growth and Income, International Equity and Limited-Term Income Funds ("Variable NAV Funds") were required to enter into a Shareholder Services Agreement with the Manager which obligated the Manager to provide or oversee on behalf of a shareholder's account certain administrative and management services (other than investment advisory services). Shareholder services fees for the fiscal year ended October 31, 1993 were approximately $1,244,000. Effective August 1, 1994, shareholder services agreements were eliminated and replaced by an administrative services fee paid by each of the Variable NAV Funds to the Manager. Shareholder services fees for the nine months ended July 31, 1994 were approximately $1,292,000.

              In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the fiscal years ended October 31 were approximately as follows: 1994, $1,473,000; 1995, $2,731,000; and 1996,
     $________. Administrative service fees in the amount of approximately $14,000, $9,000 and $_______ were waived by the Manager during the fiscal years ended October 31, 1994, 1995 and 1996, respectively.

              BT provides administrative services to the Equity 500 Index Portfolio. Under the administration and services agreement between the Equity 500 Index Portfolio and BT, BT is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. BT generally will assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in BT's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationary and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

              Pursuant to a sub-administration agreement between BT and Federated Services Company ("Federated") (the "Sub-Administration Contract"), Federated performs such sub-administration duties for the Equity 500 Index Portfolio as from time to time may be agreed upon by BT and Federated. The Sub-Administration Contract provides that Federated will receive such compensation as from time to time may be agreed upon by Federated and BT. All such compensation will be paid by BT.

              For the years ended December 31, 1993, 1994 and 1995, BT earned $37,446, $214,173 and $385,265, respectively, as compensation for administrative and other services provided to the Equity 500 Index Portfolio. For the six months ended June 30, 1996, BT earned $320,976.

              On September 1, 1995, Brokers Transaction Services, Inc. ("BTS"), became distributor of the Funds' shares, and as such began receiving an annualized fee of $50,000 from the Manager for distributing the shares of the Trust and the American AAdvantage Mileage Funds. Prior to this date, the Trust was self-distributed.


                             APPROACH TO STOCK SELECTION

              Investment advisers to the corresponding Portfolios of the Balanced, Growth and Income and International Equity Funds will select equity securities which, in their opinion, have above average growth potential and are also selling at a discount to the market. This approach focuses on the purchase of a diverse group of stocks below their perceived economic value. Each of the investment advisers determines the growth prospects of firms based upon a combination of internal and external research using fundamental economic cycle analysis and considering changing economic trends. The determination of value is based upon the analysis of several characteristics of the issuer and its equity securities including price to earnings ratio, price to book value ratio, assets carried below market value, financial strength and dividend yield.

                                 REDEMPTIONS IN KIND

              Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.


                                 EXPENSE LIMITATIONS

              Subject to certain state law expense limits, the Trust pays all of its expenses (including its share of the Portfolios' expenses) other than those expressly assumed by the Manager. The most restrictive state expense limit currently imposed is 2.5% of a Fund's first $30 million in assets, 2.0% of the next $70 million in assets and 1.5% of all excess assets. If a Fund's expenses exceed any applicable state expense limits, the Manager would have to bear such excess expenses in order for the Trust to continue selling its shares in that state. Any excess expenses assumed by the Manager can be reimbursed monthly whenever a Fund's expenses are below applicable expense limits.


                            INVESTMENT ADVISORY AGREEMENTS

              Separate Investment Advisory Agreements between the investment advisers of the corresponding Portfolios of the Balanced, Growth and Income, International Equity and Limited-Term Income Funds and the AMR Trust, as described in the Prospectus, were approved and became effective as of October 1, 1995. Prior to that date, these Funds had entered into Investment Advisory Agreements with the same investment advisers. On October 1, 1995, each Fund Investment Advisory Agreement was amended to provide that to the extent a Fund invests all of its investable assets in its corresponding Portfolio, the adviser will not receive an advisory fee under that Agreement.

              Under the terms of the Equity 500 Index Portfolio's Investment Advisory Agreement with BT, BT manages the Equity 500 Index Portfolio subject to the supervision and direction of the Board of Trustees of the Equity 500 Index Portfolio. BT will: (1) act in strict conformity with the Equity 500 Index Portfolio's Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (2) manage the Equity 500 Index Portfolio in accordance with the Portfolio's investment objective, restrictions and policies; (3) make investment decisions for the Equity 500 Index Portfolio; and (4) place purchase and sale orders for securities and other financial institutions on behalf of the Equity 500 Index Portfolio.

              BT  bears  all  expenses in  connection  with  the  performance of services under the Agreement. The S&P 500 Index Fund and the Equity 500 Index Portfolio each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Trustees of the Trust who are not officers, directors or employees of BT, Edgewood, the Manager or any of the their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Equity 500 Index Portfolio or Trustees of the Trust, and any extraordinary expenses.

              For the years ended December 31, 1993, 1994 and 1995, BT earned $74,893, $428,346 and $770,530, respectively, as compensation for investment advisory services provided to the Equity 500 Index Portfolio. During the same periods, BT reimbursed $72,112, $249,230 and $418,814, respectively, to the Equity 500 Index Portfolio to cover expenses. For the six months ended June 30, 1996, BT earned $641,951 and reimbursed $343,252.

              BT   may  have   deposit,  loan   and  other   commercial  banking
     relationships with the issuers of obligations that may be purchased on behalf of the Equity 500 Index Portfolio, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. BT has informed the Equity 500 Index Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Equity 500 Index Portfolio, BT will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Equity 500 Index Portfolio is a customer of BT, its parent or its subsidiaries or affiliates and, in dealing with its customers, BT, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by BT or any such affiliate.

              Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the
     Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.


                          PORTFOLIO SECURITIES TRANSACTIONS

              The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

              BT may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Equity 500 Index Portfolio are placed by BT with broker-dealers and other financial intermediaries that it selects, including those affiliated with BT. A BT affiliate will be used in connection with a purchase or sale of an investment for the Equity 500 Index Portfolio only if BT believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Equity 500 Index Portfolio will not invest in obligations for which BT or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of BT.

              In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Portfolio, to the Manager, BT and/or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment advisers are also authorized to cause a Portfolio to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment adviser exercises investment discretion.

     For the fiscal years ended October 31, 1994, 1995 and 1996, the following brokerage commissions were paid by the Funds. The S&P 500 Index Fund was not operational during these periods.

      Fund                      1994          1995          1996
      ----                      ----          ----          ----
      Balanced                  $228,250      $388,253      $_____
      Growth and Income         $300,096      $590,364      $_____
      International Equity      $391,301      $422,670      $_____
      Limited-Term Income       $0            $0            $_____
      Money Market Funds        $0            $0            $_____


     For the years ended December 31, 1993, 1994 and 1995, the Equity 500 Index Portfolio paid the following brokerage commissions: $63,408, $97,069 and $172,924.

     For the fiscal years ended October 31, 1994, 1995 and 1996, the portfolio turnover rates for the Funds were as follows:

      Fund                             1994        1995        1996
      ----                             ----        ----        ----
      Balanced Fund                    48%         73%         __%
      Growth and Income Fund           23%         26%         __%
      International Equity Fund        37%         21%         __%
      Limited-Term Income Fund         94%         183%        __%


     High portfolio turnover can increase a Fund's transaction costs and generate additional capital gains or losses.

              The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board or the Equity 500 Index Portfolio Board, as appropriate, an investment adviser of a
     Portfolio or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. The Funds did not execute any portfolio transactions in fiscal year 1994 with affiliated brokers. During the fiscal year ended October 31, 1995, the International Equity Fund paid $18,937 in brokerage commissions to Morgan Stanley, Inc., an affiliate of Morgan Stanley Asset Management, an investment adviser to the International Equity Fund, and the Balanced Fund paid $18 in brokerage commissions to Sutro & Company. The percentage of total commission of the International Equity Fund paid to Morgan Stanley in 1995 was 4% representing 8% of the International Equity Fund s total dollar value of transactions. The percentage of total commission of the Balanced Fund paid to Sutro & Company in 1995 was 0.005% representing 0.03% of the Balanced Fund s total dollar value of transactions. During the fiscal year ended

     October 31, 1996, the Balanced Fund and the Growth and Income Fund paid $______ and $____, respectively, in brokerage commissions to _______________, an affiliate of _________________, an investment adviser to the Balanced Fund and the Growth and Income Fund. The percentages of total commissions of the Balanced and Growth and Income Funds paid to __________ in 1996 were ____% and ____%, respectively. The transactions represented ____% of the Balanced Fund's and ____% of the Growth and Income Fund's total dollar value of portfolio transactions for the fiscal year ended October 31, 1996.

              In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of BT's other clients. Investment decisions for the Equity 500 Index Portfolio and for BT's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.


                                   NET ASSET VALUE

              It is the policy of the Money Market Fund, Municipal Money Market Fund and U.S. Treasury Money Market Fund (collectively the "Money Market Funds") to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Funds' corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the corresponding Portfolios of the Money Market Funds to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks.

                                   TAX INFORMATION

     Taxation of the Funds
     ---------------------

              To qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

              . Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity Fund) foreign currencies, or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

              . Derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or non-foreign currency options or futures, or (in the case of the International Equity Fund) foreign currencies (or futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or futures with respect thereto), that are held for less than three months ("Short-Short Limitation");

              . Diversify its investments in securities within certain statutory limits; and

              . Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement").

              Each Fund has received either a ruling from the Internal Revenue Service ("IRS") or an opinion of counsel that the Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

              See the next section for a discussion of the tax consequences to the Funds of certain investments by the Portfolios.

     Taxation of the Portfolios
     --------------------------

              The Portfolios have received rulings from the IRS to the effect that, among other things, each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

              Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

              Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

              A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Fund would have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the
     Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains might be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation applicable to the Fund, any such gains would reduce the Portfolio's ability to sell other securities (or, in the case of the International Equity Portfolio, certain futures or forward contracts) held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

              If  the  Balanced,  Growth  and  Income  or  International  Equity
     Portfolio acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, its corresponding Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. A Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a "qualified electing fund," however, the requirements for that election are difficult to satisfy. These Portfolios currently do not intend to acquire securities that are considered PFICs.

              Hedging strategies, such as entering into forward contracts and selling and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the character and timing of recognition of gains and losses the International Equity Portfolio and the Equity 500 Index Portfolio realize in connection therewith. The International Equity Fund's share of the International Equity Portfolio's (1) income from foreign currencies (except certain gains that may be excluded by future regulations) and (2) income from transactions in futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will qualify as allowable income for that Fund under the Income Requirement. Similarly, the S&P 500 Index Fund's share of the Equity 500 Index Portfolio's income from options and futures derived with respect to its business of investing securities will so qualify for the Fund; however, income from the disposition of such options and futures will be subject to the Short-Short Limitation for that Fund if they are held for less than three months. Income from the International Equity Portfolio's disposition of foreign currencies, and futures and forward contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or futures with respect thereto) also will be subject to the Short-Short Limitation for the International Equity Fund if they are held for less than three months.

              For purposes of determining whether the International Equity Fund or the S&P 500 Index Fund satisfies the Short-Short Limitation, if its corresponding Portfolio satisfies certain requirements, an increase in value of a position that is part of a designated hedge will be offset by any decrease in value (whether realized or not) of the contra hedging position during the period of the hedge. Thus, only the net gain (if any) will be included in such Funds' gross income for purposes of that limitation.

              Dividends and interest received by the International Equity Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

     Taxation of the Funds' Shareholders
     -----------------------------------

              A  portion  of the  dividends  from  a  Fund's investment  company taxable income, whether received in cash or paid in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund (directly or through its corresponding Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. No dividends paid by the Money Market Funds, the International Equity Fund or the Limited-Term Income Fund are expected to be eligible for this deduction.

              Distributions by the Municipal Money Market Fund of the amount by which income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by it as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends paid by the Fund will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Municipal Money Market Portfolio's assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. The Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

              Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

              Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money
     Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

              If more than 50% of the value of the International Equity Fund's total assets (including its share of the International Equity Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable the Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign and U.S. possessions income taxes paid by the Portfolio. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their respective shares of its income (including its share of the Portfolio's income) from foreign and U.S. possessions sources and its share of the taxes paid by the Portfolio to foreign countries and U.S. possessions.

              The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


                          YIELD AND TOTAL RETURN QUOTATIONS

              A quotation of yield on shares of each class of the Money Market Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the corresponding Portfolios of the Money Market Funds, and the applicable class's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

              The yields of the Money Market Funds may be calculated in one of two ways:

              (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return." The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account, but this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a class of a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

              (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a class of a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

         effective yield = [ (base period return + 1)365/7(SUPERSCRIPT) ] - 1

              Based on these formulas, the current and effective yields were as follows for the periods and Funds indicated:

                                                                               Current yield for the    Effective yield for the
                                                 Current daily yield as of      7 day period ended         7 day period ended
                                                      October 31, 1996           October 31, 1996           October 31, 1996
                                                      ----------------           ----------------           ----------------
      Institutional Class
      -------------------
               Money Market Fund                           _.__%                       _.__%                     _.__%
               Municipal Money Market Fund                 _.__%                       _.__%                     _.__%
               U.S. Treasury Money Market Fund             _.__%                       _.__%                     _.__%
      PlanAhead Class
      ---------------
               Money Market Fund                           _.__%                       _.__%                     _.__%
               Municipal Money Market Fund                 _.__%                       _.__%                     _.__%
               U.S. Treasury Money Market Fund             _.__%                       _.__%                     _.__%

              The   Municipal  Money  Market  Fund  also  may  advertise  a  tax
     equivalent current  and effective  yield.   The tax  equivalent yields  are
     calculated as follows:

         current yield/(1-applicable tax rate) = current tax equivalent yield effective yield/(1-applicable tax rate) = effective tax equivalent yield

     Based on these formulas, the current and effective tax equivalent yields for the Municipal Money Market Fund for the seven day periods ending October 31, 1996 were:

                                                                                Current                      Effective
      Class                                                               Tax Equivalent Yield         Tax Equivalent Yield
      -----                                                               --------------------         --------------------
      Institutional (based on a 35.0% corporate tax rate)                        _.__%                         _.__%
      PlanAhead (based on a 39.6% personal tax rate)                             _.__%                         _.__%

              The advertised yields for each class of the Variable NAV Funds and the S&P 500 Index Fund are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the class in proportion to the 30-day (or one month) period and the weighted average size of an account in that class of a Fund by the maximum offering price per share of the class on the last day of the period, according to the following formula:

                   yield = 2{(a-b (OVER) cd +1)6(SUPERSCRIPT) - 1} where, with respect to a particular class of a Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period. Based on this formula, the estimated 30-day yield for the period ended October 31, 1996 for the Limited-Term Income Fund was _.__%, _.__% and _.__%, for the AMR, Institutional and PlanAhead Classes, respectively.

              Each class of the Limited-Term Income Fund may also advertise a monthly distribution rate. The distribution rate gives the return of the class based solely on the dividend payout to that class if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated from the following formula:

                       monthly distribution rate = A/P*(365/N)

     where, with respect to a particular class of shares, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. Based on this formula, the monthly dividend rate for the AMR, Institutional and PlanAhead Classes of the Limited-Term Income Fund for the month of October 1996 was _.__%, _.__% and _.__%, respectively. The "monthly dividend rate" is a non-standardized performance calculation and when used in an advertisement will be accompanied by the appropriate standardized SEC calculations.

              The advertised total return for a class of a Fund would be calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                             P(1 + T)n(SUPERSCRIPT) = ERV

     where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

              Based on this formula, annualized total returns were as follows for the periods and Funds indicated:


                                                                                                For the period from
                                             For the one-year         For the five-year       commencement of active
                                               period ended              period ended           operations through
                                            October 31, 1996(1)     October 31, 1996(1)(2)    October 31, 1996(1)(3)
                                            -------------------     ----------------------    ----------------------
      AMR Class
      ---------
               Balanced Fund                          __.__%                __.__%                 __.__%
               Growth and Income Fund                 __.__%                __.__%                 __.__%
               International Equity Fund              __.__%               N/A                     __.__%
               Limited-Term Income Fund               __.__%                __.__%                 __.__%
      Institutional Class
               Balanced Fund                          __.__%                __.__%                 __.__%
               Growth and Income Fund                 __.__%                __.__%                 __.__%
               International Equity Fund              __.__%               N/A                     __.__%
               Limited-Term Income Fund               __.__%                __.__%                 __.__%
               Money Market Fund                      __.__%                __.__%                 __.__%
      Institutional Class
               Municipal Money Market Fund (4)        __.__%               N/A                     __.__%
               U.S. Treasury Money Market Fund        __.__%               N/A                     __.__%
      PlanAhead Class
               Balanced Fund (5)                      __.__%                __.__%                 __.__%
               Growth and Income Fund                 __.__%                __.__%                 __.__%
               International Equity Fund              __.__%               N/A                     __.__%
               Limited-Term Income Fund (5)           __.__%                __.__%                 __.__%
               Money Market Fund                      __.__%                __.__%                 __.__%
               Municipal Money Market Fund (4)        __.__%               N/A                     __.__%
               U.S. Treasury Money Market Fund        __.__%               N/A                     __.__%

              (1) The Institutional Class is the initial class for each Fund. The AMR Class and PlanAhead Class were not in existence prior to August 1, 1994. Total returns for the PlanAhead and AMR Classes for the periods ended October 31, 1995 reflect
              Institutional Class returns from the date of commencement of operations of each of these Funds through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1995. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire periods. The S&P 500 Index Fund was not operational during this period.

              (2) The International Equity Fund, Municipal Money Market Fund and U.S. Treasury Money Market Fund had not commenced active operations as of November 1, 1990.

              (3)     The  Institutional Class  of  the  Balanced Fund  and  the
              Growth and Income Fund commenced active operations on July 17, 1987; the Money Market Fund on September 1, 1987, the Limited-Term Income Fund on December 3, 1987, the International Equity Fund on August 7, 1991, the U.S. Treasury Money Market Fund on March 2, 1992 and the Municipal Money Market Fund on November 10, 1993. The PlanAhead and AMR Classes of all the Funds commenced active operations on August 1, 1994.

              (4) Management and Administrative Services fees have been waived for the Municipal Money Market Fund since its inception.

              (5) A portion of the Service Plan Fees of the PlanAhead Class have been waived for the Balanced and Limited-Term Income Funds since August 1, 1994.

              Each class of a Fund may also use "aggregate" total return figures for various periods which represent the cumulative change in value of an investment in a class of a Fund for the specific period. Such total returns reflect changes in share prices of a class of a Fund and assume reinvestment of dividends and distributions.

              Each Fund may give total returns from inception using the date when the current managers began active management as the inception date. However, returns using the actual inception date of the Fund will also be provided.

              In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each class of a Fund may also compare its performance with various indices prepared by independent services such as Standard & Poor's, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

              Advertisements  for the Funds  may mention that the  Funds offer a variety of investment options. They may also compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds may also appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers.

              From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading Amer AAdvant.


                               DESCRIPTION OF THE TRUST

              The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

              The Trust  was  originally  created  to  manage  money  for  large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The PlanAhead Class was later created to give individuals and other smaller investors an opportunity to invest in the American AAdvantage Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets.

              The corresponding Portfolios of the Balanced, Growth and Income and International Equity Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each adviser is carefully chosen by the Manager through a rigorous screening process.


                         CONTROL PERSONS AND 5% SHAREHOLDERS

              The following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of September 30, 1996:

     American AAdvantage Balanced Fund
     ---------------------------------
     AMR Corporation and subsidiary companies and Employee
     Benefit Trusts thereof  . . . . . . . . . . . . . . . . . . . . . . .   64%
     4333 Amon Carter Boulevard
     Fort Worth, Texas 76155

     American AAdvantage Growth and Income Fund
     ------------------------------------------
     AMR Corporation and subsidiary companies and Employee
     Benefit Trusts thereof  . . . . . . . . . . . . . . . . . . . . . . .   91%
     4333 Amon Carter Boulevard
     Fort Worth, Texas 76155

     American AAdvantage International Equity Fund
     ---------------------------------------------
     AMR Corporation and subsidiary companies and Employee
     Benefit Trusts thereof  . . . . . . . . . . . . . . . . . . . . . . .   83%
     4333 Amon Carter Boulevard
     Fort Worth, Texas 76155

     American AAdvantage Limited-Term Income Fund
     --------------------------------------------
     Retirement Advisors of America  . . . . . . . . . . . . . . . . . . .   50%
     5005 LBJ Freeway, Suite 1350
     Dallas, Texas 75244

     American AAdvantage Limited-Term Income Fund (cont.)
     ----------------------------------------------------
     AMR Corporation and subsidiary companies and Employee
     Benefit Trusts thereof  . . . . . . . . . . . . . . . . . . . . . . .   34%
     4333 Amon Carter Boulevard
     Fort Worth, Texas 76155


              AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof own 100% of the shares of the AMR Class of the Balanced Fund, the Growth and Income Fund, the International Equity Fund and the Limited-Term Income Fund.

              In addition, the following persons own more than 5% of the outstanding shares of a Fund or Class as of September 30, 1996:

                                                                             Total      Institutional     PlanAhead
      American AAdvantage Balanced Fund                                       Fund          Class           Class
      ---------------------------------                                       ----          -----           -----
      Retirement Advisors of America                                              19%              55%
        5005 LBJ Freeway, Suite 1350
        Dallas, TX  75244
      Sky Chefs Master Trust                                                      11%              32%
        601 Ryan Plaza Drive
        Arlington, Texas  76011
      NA Bank & Co.                                                                0%                             32%
        P.O. Box 2180
        Tulsa, Oklahoma  74101

                                                                      32






                                                                             Total      Institutional     PlanAhead
      American AAdvantage Balanced Fund                                       Fund          Class           Class
      ---------------------------------                                       ----          -----           -----
      Berg Electronics Inc. Savings Plan                                           0%                             14%
        4 New York Plaza - EBS 4th. Floor
        New York, New York  10004-2413
      Crain Industries Inc. Savings Retirement Plan                                0%                              6%
        770 Broadway, 10th Floor
        New York, New York  10003-9522


                                                                             Total      Institutional     PlanAhead
      American AAdvantage Growth and Income Fund                              Fund          Class           Class
      ------------------------------------------                              ----          -----           -----
      Retirement Advisors of America                                               4%              51%
        5005 LBJ Freeway, Suite 1350
        Dallas, Texas  75244
      Coca-Cola Retirement Plan                                                    1%              13%
        Hamill and Company (Trust Operations)
        P.O. Box 6558
        Houston, TX  77252-2558
      Wachovia Bank of North Carolina                                              1%               8%
        P.O. Box 3002
        Winston-Salem, North Carolina  27102
      Clarence Arthur & Co.                                                        1%              11%
        AmeriTrust, Texas N.A.
        P.O. Box 951405
        Dallas, TX  75395-1405
      Calhoun & Co.                                                                0%               6%
        Comerica Bank
        P.O. Box 7500
        Detroit, Michigan  48275-3454
      Berg Electronics Inc. Savings Plan                                           0%                             30%
        4 New York Plaza - EBS 4th. Floor
        New York, New York  10004-2413
      Crowe & Dunlevy Profit Sharing and Thrift Plan                               0%                              6%
        20 N. Broadway, Suite 1800
        Oklahoma City, Oklahoma  73102-8203
      Technical Products Group Inc. Retirement & Savings Plan                      0%                             10%
        2929 Allen Parkway, Suite 2500
        Houston, Texas  77019












                                                                      33






                                                                             Total      Institutional     PlanAhead
      American AAdvantage International Equity Fund                           Fund          Class           Class
      ---------------------------------------------                           ----          -----           -----
      NA Bank & Co.                                                                3%              19%
        P.O. Box 2180
        Tulsa, Oklahoma  74101
      Retirement Advisors of America                                               5%              35%
        5005 LBJ Freeway, Suite 1350
        Dallas, Texas  75244
      Wachovia Bank of North Carolina                                              1%               5%
        P.O. Box 3002
        Winston-Salem, North Carolina  27102
      Clarence Arthur & Co.                                                        1%               6%
        AmeriTrust, Texas N.A.
        P.O. Box 951405
        Dallas, TX  75395-1405
      FTC & Co.                                                                    1%               6%
        P.O. Box 173736
        Denver, Colorado  80217
      Saxon & Co.                                                                  1%               8%
        P.O. Box 7780-1888
        Philadelphia, PA  19182
      Crowe & Dunlevy Profit Sharing and Thrift Plan                               0%                              8%
        20 N. Broadway, Suite 1800
        Oklahoma City, Oklahoma  73102-8203
      DLJ Securities Corp.                                                         0%                              7%
        P.O. Box 2052
        Jersey City, NJ  07303-2052
      Joyce Vega                                                                   0%                              6%
        237 Park Avenue, Suite 910
        New York, New York  10017-3140
      Patricia G. Burke Charitable Unitrust                                        0%                             12%
        650 Smithfield St., Suite 250
        Pittsburgh, PA  15222-3907



















                                                                      34






                                                                             Total      Institutional     PlanAhead
      American AAdvantage Limited-Term Income Fund                            Fund          Class           Class
      --------------------------------------------                            ----          -----           -----
      Retirement Advisors of America                                              50%              79%
        5005 LBJ Freeway, Suite 1350
        Dallas, Texas  75244
      Wachovia Bank of North Carolina                                              8%              12%
        P.O. Box 3002
        Winston-Salem, North Carolina  27102
      Technical Products Group Inc. Retirement and Savings Plan                    0%                             22%
        2929 Allen Parkway, Suite 2500
        Houston, Texas  77019
      Crowe & Dunlevy Profit Sharing and Thrift Plan                               0%                             21%
        20 N. Broadway, Suite 1800
        Oklahoma City, Oklahoma  73102-8203
      Berg Electronics Inc. Savings Plan                                           0%                             10%
        4 New York Plaza - EBS 4th. Floor
        New York, New York  10004-2413
      Chancellor Limited Partnership                                               0%                              6%
        5005 LBJ Freeway, Suite 630
        Dallas, Texas  75244-6136
      William R. Fulgham                                                           0%                              6%
        P.O. Box 585
        Gleneden Beach, OR  97388-0584
      William N. Hoffman                                                           0%                              6%
        3515 Davis Rd.
        Granbury, TX  76049-5469
      RIW Limited Partnership                                                      0%                              8%
        5005 LBJ Freeway, Suite 630
        Dallas, TX  75244-6136























                                                                      35






                                                                             Total      Institutional      PlanAhead
      American AAdvantage Money Market Fund                                   Fund          Class           Class
      -------------------------------------                                   ----          -----           -----
      NA Bank & Co.                                                                5%               6%
        P.O. Box 2180
        Tulsa, Oklahoma  74101
      City of Chicago International Airport Revenue Bonds                          7%               8%
        Harris Trust and Savings Bank(Indenture Trust Division)
        P.O. Box 755
        Chicago, Illinois  60690
      Alliance Airport Authority                                                   5%               6%
        Bank One, Texas, NA (Corporate Trust Department)
        500 Throckmorton
        Fort Worth, Texas  76113-2604
      Dallas/Fort Worth International Airport Revenue Bonds                        5%               5%
        AmeriTrust Texas, N.A. (Corporate Trust Department)
        P.O. Box 2320
        Dallas, TX  75221-2320
      Shell Oil Company                                                            5%               5%
        Two Shell Plaza
        P.O. Box 2099
        Houston, TX  77252
      Investors Bank & Trust Securities Lending                                    5%               6%
        89 South Street
        Boston, MA  02111




























                                                                      36






                                                                             Total      Institutional     PlanAhead
      American AAdvantage Municipal Money Market Fund                         Fund          Class           Class
      -----------------------------------------------                         ----          -----           -----
      Martine Hammond-Paluda Trust                                                 0%                             15%
        4612 Summerhill Road
        Texarkana, TX  75503-2742
      Jerome Reed Schusterman Irrevocable Trust                                    0%                             12%
        P.O. Box 699
        Tulsa, OK  74101-0699
      Dana White Shea Non-Exempt Trust                                             0%                             15%
        876 Mellow Lane
        Simi Valley, CA  93065-5412
      Robert C. Fraser                                                             0%                             15%
        1221 Oak Grove Ave., #202
        Burlingame, CA  94010-3783
      Emanuel H. Rosen, M.D.                                                       0%                             12%
        7405 Charmant Drive, Apt. 2230
        San Diego, CA  92122-5012
      Combs Family Limited Partnership                                             0%                              7%
        10405 Lacosta Dr.
        Austin, TX  78747-1214
      Onex Food Services                                                           0%              94%
        601 Ryan Plaza Drive
        Arlington, TX  76011





























                                                                      37







                                                                             Total      Institutional     PlanAhead
      American AAdvantage U.S. Treasury Money Market Fund                     Fund          Class           Class
      ---------------------------------------------------                     ----          -----           -----
      Lone Star Airport Improvement Authority                                     11%              34%
        First National Bank of Chicago
        One First National Place
        Chicago, Illinois 60670
      Hare & Co.                                                                  10%              31%
        Bank of New York
        One Wall Street
        New York, NY  10286
      Grapevine Industrial Development Corp.                                       9%              28%
        First National Bank of Chicago
        One First National Place
        Chicago, Illinois  60670
      British American Insurance Company                                           2%               6%
        P.O. Box 1590
        Dallas, Texas  75221-1590
      Family Orthopedic Association Profit Sharing Plan                            1%                             55%
        8953 Bath Road
        Byron, MI  48418-9785
      TRK Investors Limited Partnership                                            0%                             12%
        13851 Foothill Blvd.
        Sylmar, CA  91342-3013
      Joseph R. Thomas, IRA                                                        0%                              6%
        2898 NW 24th Court
        Boca Raton, Florida 33431-6201



                                  OTHER INFORMATION

              American Depository Receipts  (ADRs), European Depository Receipts
     (EDRs)-ADRs are depository receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency.

              Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

              Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

              Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

              Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

              Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

              Debentures-Debentures are  unsecured debt securities.   The holder
     of a debenture is protected only by the general creditworthiness of the issuer.

              Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.

              Forward  Foreign  Currency Exchange  Contracts-A  forward  foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The corresponding Portfolio of the International Equity Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

              Forward contracts may serve as long hedges -- for example, the Portfolio may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward contracts may also serve as short hedges -- for example, the Portfolio may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The Manager may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the Manager believes will bear a positive correlation to the value of the currency being hedged.

              The cost to the Portfolio of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

              Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Portfolio might be unable to close out a forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

              The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, the Portfolio might need to purchase or sell foreign currencies in the spot
     (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

              Current Securities and Exchange Commission policy requires that cash or high grade liquid debt securities be set aside in a sufficient amount to cover any cross hedging or other currency exchange contract that is deemed to be speculative. These assets will be maintained in a segregated account and marked to market daily.

              Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

              Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation. Futures are traded on both U.S. and foreign commodities exchanges. Only currency futures will be permitted in the corresponding Portfolio of the International Equity Fund. Futures contracts will be traded for the same purposes as entering into forward contracts.

              The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

              No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by a futures exchange to increase the level of its initial margin payment.

              Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

              Purchasers and sellers of futures contracts thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

              Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

              Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

              If the Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

              To the extent that the Portfolio enters into futures contracts, traded on an exchange regulated by the Commodities Futures Trading
     Commission ("CFTC"), in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed

     5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts and options on futures contracts.

              Futures contracts require the segregation of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high grade liquid debt securities.

              The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price trends by the investment adviser may still not result in a successful transaction.

              In addition, futures contracts entail risks. Although the investment adviser believes that use of such contracts will benefit the Portfolio, if the investment adviser's investment judgment about the general direction of the Index is incorrect, the Portfolio's overall performance would be worse than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of a decrease in the Index which would adversely affect the value of securities held in its portfolio and securities prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

              General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

              Illiquid  Securities.    Historically,  illiquid  securities  have
     included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities
     because  or  the   potential  for  delays  on  resale  and  uncertainty  in
     valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

              In  recent  years,  however,  a  large  institutional  market  has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

              Index Futures  Contracts and  Options on Index  Futures Contracts-
     The Equity 500 Index Portfolio may invest in index futures contracts, options on index futures contracts and options on securities indices.

                      INDEX FUTURES CONTRACTS-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations. The exchanges guarantee performance of the contracts, as between the clearing members of the exchange.

                   At the same time a futures contract on the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or the "Index") is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

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                      OPTIONS ON INDEX FUTURES CONTRACTS-The purchase  of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying
     securities.   As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

                      The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                      The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                      The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                      The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolio may maintain maximum equity exposure. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the

     Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

                      OPTIONS ON  SECURITIES  INDEXES-The  Portfolio  may  enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

                      In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                      Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures
     Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

                      Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolio. The Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of the Portfolio's total assets.

                      The Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the Index. The Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price or the Index pursuant to call and put options written by the Portfolio.

                      By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

                   The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                      When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

                      The  Portfolio may  purchase call and  put options  on the
     Index. The Portfolio normally would purchase a call option in anticipation of an increase in the market value of the Index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Portfolio ordinarily would have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

                      The Portfolio normally would purchase put options in anticipation of a decline in the market value of the Index ("protective puts"). The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Index. The Portfolio would ordinarily recognize a gain if the value of the Index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the Index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the Index.

                      The Portfolio has adopted certain other nonfundamental policies concerning index option transactions that are discussed above. The Portfolio's activities in index options also may be restricted by the requirements of the Code, for qualification as a RIC.

                      The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                      Because options on securities indices require settlement in cash, BT may be forced to liquidate portfolio securities to meet settlement obligations.

                      OPTIONS ON STOCK INDICES-The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                      Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

              Loan   Participation    Interests-Loan   participation   interests
     represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

              Loan  Transactions-Loan   transactions  involve   the  lending  of
     securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

              Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, to vote proxies.

              While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. Such loan transactions

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






     are referred to in this Statement of Additional Information as "qualified" loan transactions.

              The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate.

              Mortgage-Backed  Securities-Mortgage-backed securities  consist of
     both  collateralized   mortgage  obligations   and  mortgage   pass-through
     certificates .

                      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a
     government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                      MORTGAGE PASS-THROUGH CERTIFICATES-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are basked by pools of mortgage loans.

              (1)  Government  National Mortgage  Association ("GNMA")  Mortgage
     Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

              (2)   FHLMC Mortgage Participation Certificates  ("Freddie Macs")-
     Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

              (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

              (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.



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              Municipal Lease Obligations ("MLOs")-MLOs  are issued by state and local  governments and authorities  to acquire land  and a  wide variety of
     equipment  and  facilities.   These  obligations  typically are  not  fully
     backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of
     default on the lease  obligation.   With respect to  MLOs purchased by  the
     corresponding Portfolios of  the Municipal Money Market Fund, the AMR Trust
     Board  has  established  the  following  guidelines   for  determining  the
     liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser:
     (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

              Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

              Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

              The four highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment

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     attributes   and   are   considered   "upper   medium-grade   obligations."
     Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the
     present  but  certain   protective  elements  may  be  lacking  or  may  be
     characteristically unreliable over  any great length of time.  Moody's also
     supplies  numerical indicators  1,  2, and  3  to rating  categories.   The
     modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

              The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

              Duff & Phelps' four highest ratings  for long-term obligations are
     AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions. Obligations rated A have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Obligations rated BBB have below average protection factors with considerable variability in risk during economic cycles, but are still considered sufficient for prudent investment.

              Thomson BankWatch ("Bankwatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

              Fitch Investors Service, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

              IBCA's four highest long term obligation ratings are AAA, AA, A and BBB. Obligations rated AAA are those for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. AA obligations have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly. Obligations rated A have a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk. Obligations rated BBB have a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

              Standard & Poor's, Duff & Phelps and Fitch apply indicators "+","-," and no character to indicate relative standing within the major rating categories.

              Ratings  of Municipal  Obligations-Moody's ratings  for state  and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of
     ratings  include  liquidity   of  the  borrower  and   short-term  cyclical
     elements.

              Standard &  Poor's uses SP-1,  SP-2, and SP-3  to rate  short-term
     municipal obligations.   A rating of SP-1  denotes a very strong  or strong
     capacity to pay principal and interest.

              Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

              Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

              IBCA's short-term rating of A1 indicates obligations supported by the highest capacity for timely repayment. Where issues possess
     particularly  strong  credit  features,  a  rating  of  A1+   is  assigned.
     Obligations  rated  A2   are  supported  by  a  good  capacity  for  timely
     repayment.

              The  distinguishing  feature  of  Duff  & Phelps  Credit  Ratings'
     short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

              Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

              Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

              Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

              Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board and the Equity 500 Index Portfolio Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

              In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

              Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

              Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

              Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

              Rights  and  Warrants-Rights are  short-term  warrants  issued  in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.

              Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

              Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

              U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

              U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

              Obligations of U.S. Government agencies and  instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

              U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

              Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

              Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

              (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

              (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

              (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

              (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

              As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

              Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

              When-Issued and Delayed Delivery Securities-Delivery of and payment for securities on a when-issued or delayed delivery basis may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to a Portfolio until settlement takes place. A Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.



                                FINANCIAL STATEMENTS

              The American AAdvantage Funds' Annual Report to shareholders for the fiscal year ended October 31, 1996 is supplied with the Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated by reference in this Statement of Additional Information.

                                     APPENDIX A

              The  following  table  shows   the  performance  of  the  S&P  500
     Composite Stock Price Index for the periods indicated. Stock prices fluctuated widely during the periods but were higher at the end than at the beginning. The results shown should not be considered as a representation of the income or capital gain or loss that may be generated by the Index in the future. Nor should this be considered as a representation of the past or future performance of the S&P 500 Index Fund.

                 Year                          Total Return             Year                          Total Return
                 ----                          ------------             ----                          ------------

                 1995                               37.49%              1960                                0.47%
                 1994                                1.32%              1959                               11.96%
                 1993                                9.99%              1958                               43.36%

                 1992                                7.67%              1957                              -10.78%
                 1991                               30.55%              1956                                6.56%

                 1990                               -3.17%              1955                               31.56%
                 1989                               31.49%              1954                               52.62%
                 1988                               16.81%              1953                               -0.99%

                 1987                                5.23%              1952                               18.73%
                 1986                               18.47%              1951                               24.02%

                 1985                               32.16%              1950                               31.71%
                 1984                                6.27%              1949                               18.79%

                 1983                               22.51%              1948                                5.50%
                 1982                               21.41%              1947                                5.71%
                 1981                               -4.91%              1946                               -8.07%

                 1980                               32.42%              1945                               36.44%
                 1979                               18.44%              1944                               19.75%

                 1978                                6.56%              1943                               25.90%
                 1977                               -7.18%              1942                               20.34%

                 1976                               23.84%              1941                              -11.59%
                 1975                               37.20%              1940                               -9.78%
                 1974                              -26.47%              1939                               -0.41%

                 1973                              -14.66%              1938                               31.12%
                 1972                               18.98%              1937                              -35.03%

                 1971                               14.31%              1936                               33.92%

                                         A-1






                 Year                          Total Return             Year                          Total Return
                 ----                          ------------             ----                          ------------

                 1970                                4.01%              1935                               47.67%
                 1969                               -8.51%              1934                               -1.44%
                 1968                               11.06%              1933                               53.99%

                 1967                               23.98%              1932                               -8.19%
                 1966                              -10.06%              1931                              -43.34%

                 1965                               12.45%              1930                              -24.90%
                 1964                               16.48%              1929                               -8.42%
                 1963                               22.08%              1928                               43.61%

                 1962                               -8.73%              1927                               37.49%
                 1961                               26.89%              1926                               11.62%


                                  TABLE OF CONTENTS
                                  -----------------


     Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .   1


     Trustees and Officers of the Trust and the AMR Trust  . . . . . . . . .   6


     Trustees and Officers of the Equity 500 Index Trust . . . . . . . . . .   9


     Management, Administrative Services and Distribution Fees . . . . . . .  10


     Approach to Stock Selection . . . . . . . . . . . . . . . . . . . . . .  11


     Redemptions in Kind . . . . . . . . . . . . . . . . . . . . . . . . . .  11


     Expense Limitations . . . . . . . . . . . . . . . . . . . . . . . . . .  12


     Investment Advisory Agreements  . . . . . . . . . . . . . . . . . . . .  12


     Portfolio Securities Transactions . . . . . . . . . . . . . . . . . . .  13


     Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15


     Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15


     Yield and Total Return Quotations . . . . . . . . . . . . . . . . . . .  18


     Description of the Trust  . . . . . . . . . . . . . . . . . . . . . . .  21


     Control Persons and 5% Shareholders . . . . . . . . . . . . . . . . . .  22



     Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . .  27


     Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . .  40


     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1
                              AMERICAN AADVANTAGE FUNDS

                              PART C. OTHER INFORMATION
                              -------------------------


     Item 24.         Financial Statements and Exhibits
                      ---------------------------------

                      (a) Financial Statements included as a part of this Registration Statement:

                               Included in Part A: Financial Highlights -

                               AMR Class:  Balanced Fund  and Growth  and Income
                               Fund: for the period August 1, 1994 (commencement of offering of AMR Class shares) to October 31, 1994, for the year ended October 31, 1995 and for the six months ended April 30, 1996. International Equity Fund: AMR Class shares: for the period August 1, 1994 (commencement of offering of AMR Class shares) to October 31, 1994, for the year ended October 31, 1995 and for the six months ended April 30, 1996. Limited-Term Income Fund: for the period August 1, 1994 (commencement of offering of AMR Class shares) to October 31, 1994, for the year ended October 31, 1995 and for the six months ended April 30, 1996.

                               Institutional Class: Balanced Fund and Growth and Income Fund: for the period July 17, 1987 (commencement of operations) to October 31, 1987, for each of the six years in the period ended October 31, 1993, and for the period November 1, 1993 to July 31, 1994. International Equity Fund: for the period from August 7, 1991 (commencement of operations) to October 31, 1991, for each of the two years in the period ended October 31, 1993, and for the period November 1, 1993 to July 31, 1994. Limited-Term Income Fund: for the period from December 3, 1987 (commencement of operations) to October 31, 1988, for each of the five years in the period ended October 31, 1993, and for the period November 1, 1994 to July 31, 1994.

                               Included in Part B:
                               The audited financial statements and independent accountant's report to the American AAdvantage Fund for the fiscal year ended October 31, 1996 to be included in Part B will be filed by amendment.


                      (b)      Exhibits:

                               (1)     Declaration of Trust(i)

                               (2)     Bylaws(i)

                               (3)     Voting trust agreement -- none

                               (4)     Specimen security -- none

                               (5)     (a)      Fund  Management  Agreement(iv),
                                                (ix), (x) & (xii)
                                       (b)      Fund  Advisory  Agreements(iii),
                                                (iv), (v),  (ix) & (xiii)
                                       (c)      Administrative          Services
                                                Agreement  for  the Plan  Ahead,
                                                AMR and Institutional Classes
                                                (iv), (ix) & (x)
                                       (d)      Administrative Services Plan for
                                                the Platinum Class(x)

                               (6)     Distribution Agreement(x)

                               (7)     Bonus,  profit  sharing or  pension plans
                                       -- none

                               (8)     Custodian Agreement(ii) & (xii)

                               (9)     (a)      Transfer   Agency   and  Service
                                                Agreement    with    NationsBank
                                                Texas, N.A.(ii), (xii) & (xiii)
                                       (b)      Transfer  Agency  and  Registrar
                                                Agreement with  Goldman, Sachs &
                                                Co.(vi) (ix) & (xii)
                                       (c)      Service  Plan Agreement  for the
                                                PlanAhead Class(ix)

                               (10)    Opinion and consent of counsel(xiv)

                               (11) Consent of Independent Auditors (filed herewith)

                               (12)    Financial    statements   omitted    from
                                       prospectus -- none

                               (13)    Letter of investment intent(ii)

                               (14)    Prototype retirement plan -- none

                               (15)    (a)      Plan pursuant to  Rule 12b-1 for
                                                the Institutional, PlanAhead and
                                                AMR Classes(ii)
                                       (b)      Plan pursuant to  Rule 12b-1 for
                                                the Platinum Class(x)

                               (16) Schedule for Computation of Performance Quotations(xiv)

                               (17)    Electronic  Filers  (filed   herewith  as
                                       Exhibit 27)

                               (18) Amended and Restated Plan pursuant to Rule 18f-3(xi)

     (i) Incorporated by reference to the initial registration statement of the American AAdvantage Funds ("Trust") on Form N-1A as filed with the Securities and Exchange Commission ("SEC") on January 16, 1987.
     (ii) Incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement of the Trust on Form N-1A as filed with the SEC on April 1, 1987.
     (iii) Incorporated by reference to Post-Effective Amendment ("PEA") No. 1 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 30, 1987.
     (iv) Incorporated by reference to PEA No. 4 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.
     (v) Incorporated by reference to PEA No. 5 to the registration statement of the Trust on Form N-1A as filed with the SEC on July 29, 1991.
     (vi) Incorporated by reference to PEA No. 8 to the registration statement of the Trust on Form N-1A as filed with the SEC on August 30, 1993.
     (vii) Incorporated by reference to PEA No. 9 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 23, 1993.
     (viii) Incorporated by reference to PEA No. 10 to the registration statement of the Trust on Form N-1A as filed with the SEC on June 1, 1994.
     (ix) Incorporated by reference to PEA No. 11 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 28, 1994.
     (x) Incorporated by reference to PEA No. 13 to the registration statement of the Trust on Form N-1A as filed with the SEC on August 22, 1995.
     (xi) Incorporated by reference to PEA No. 14 to the registration statement of the Trust on Form N-1A as filed with the SEC on September 11, 1995.
     (xii) Incorporated by reference to PEA No. 15 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.

     (xiii) Incorporated by reference to PEA No. 16 to the registration statement of the Trust on Form N-1A as filed with the SEC on May 1, 1996.
     (xiv) Incorporated by reference to PEA No. 17 to the registration statement of the Trust on Form N-1A as filed with the SEC on August 16, 1996.

     Other Exhibits:

              Copy of Power of Attorney to which the President and Trustees of the Equity 500 Index Portfolio have signed this Post-Effective Amendment are filed herewith.

     Item 25.         Persons Controlled by or under
                      Common Control with Registrant
                      ------------------------------

                      See  "Control   Persons  and  5%   Shareholders"  in   the
                      Statement of Additional Information dated September 30, 1996.


     Item 26.         Number of Holders of Securities
                      -------------------------------

                                          Number of Record Holders as of September 30, 1996
                                     ----------------------------------------------------------

                                      Mileage     Inst'l     PlanAhead       AMR       Platinum
                  Fund                 Class       Class       Class        Class        Class
                  ----                 ------      -----       -----        -----        -----

       Balanced Fund                       119         26           262       4            -

       Growth and Income Fund              266         24           427       2            -
       Limited-Term Income                  28         19            54       1            -
         Fund

       International Equity                154         32           211       3            -
         Fund
       Money Market Fund                 1,456        179         1,106       -            2

       Municipal Money Market              235          2            31       -            2
         Fund

       Short-Term Income Fund                -          -             -       -            -
       S&P 500 Index Fund                    -          -             -       -            -

       U.S. Treasury Money                 153          9            40       -            2
         Market Fund


     Item 27.         Indemnification
                      ---------------

              Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

              (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                      (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                      (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

              (b) No indemnification shall be provided hereunder to a Covered Person:

                      (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                      (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

              (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

              (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                      (i)      such   Covered   Person   shall   have   provided
     appropriate security for such undertaking;

                      (ii) the Trust is insured against losses arising out of any such advance payments; or

                      (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

              According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.


     Item 28.    I.   Business and Other Connections of Investment Manager
                      ----------------------------------------------------

              AMR Investment Services, Inc., 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.


                      II.      Business  and  Other  Connections  of  Investment
                               Advisers
                               --------------------------------------------

              The investment advisers listed below provide investment advisory services to the AMR Investment Services Trust.

              Barrow, Hanley, Mewhinney & Strauss, 200 Crescent Court, 19th Floor, Dallas, Texas 75201.

              Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

              GSB Investment Management, Inc., 301 Commerce Street, Suite 1501, Fort Worth, Texas 76102.

              Hotchkis & Wiley, 800 West Sixth Street, 5th Floor, Los Angeles, California 90017.

              Independence  Investment   Associates,  Inc.,  53  State   Street,
     Boston, Massachusetts  02109.

              Morgan  Stanley   Asset  Management  Inc.,  1221   Avenue  of  the
     Americas, 21st Floor, New York, New York  10020.

              Rowe Price-Fleming International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202.

              Templeton Investment Counsel, Inc. 500 East Broward Blvd., Ft. Lauderdale, Florida 33394.

              The investment advisers listed below provide investment advisory services to the Equity 500 Index Portfolio.

              Bankers  Trust  Company,  280  Park Avenue,  New  York,  New  York
     10017.

              Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

              Boatmen's Trust Company, 100 N. Broadway, St. Louis, Missouri 63178, also provides investment advisory services to the Mileage Trust. The following list sets forth information as to any fiduciary or other business, vocation or employment of a substantial nature in which each director of Boatmen's is, or at any time during the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Unless otherwise indicated, the address of each person listed above.

              The names and principal occupations of the principal executive officer and each director of Boatmen's Bancshares, Inc., the parent company of Boatmen's, are as follows:

       Name                            Principal Occupation
       ----                            --------------------

       Andrew B. Craig                 Chairman of the Board and Chief Executive
                                       Officer

       Richard L. Battram              Vice Chairman, The May Department Stores
                                       Company

       B.A. Bridgewater, Jr.           Chairman, President and Chief Executive
                                       Officer, Brown Group, Inc.
       William E. Cornelius            Retired Chairman and Chief Executive Officer,
                                       Union Electric Company

       Ilus W. Davis                   Chairman of Kansas City Office of Armstrong,
                                       Teasdale, Schafly & Davis
       John E. Hayes, Jr.              Chairman of the Board, President and Chief
                                       Executive Officer, Western Resources, Inc.

       Samuel B. Hayes III             President and Director

       Lee M. Liberman                 Chairman Emeritus, Laclede Gas Company
       John P. MacCarthy               Vice Chairman and Director

       William E. Maritz               Chairman of the Board and Chief Executive
                                       Officer, Maritz, Inc.
       Andrew E. Newman                Chairman of the Board, Edison Brothers Stores,
                                       Inc.

       Jerry E. Ritter                 Executive Vice President, Chief Financial and
                                       Administrative Officer, Anheuser-Busch
                                       Companies, Inc.

       William F. Stiritz              Chairman and Chief Executive Officer, Ralston
                                       Purina Company
       A.E. Suter                      Senior Vice Chairman and Chief Operating
                                       Officer, Emerson Electric Company

       Dwight D. Sutherland            Partner, Sutherland Lumber Company
       Theodore C. Wetterau            Retired Chairman and Chief Executive Officer,
                                       Wetterau Incorporated

     Item 29.         Principal Underwriter
                      ---------------------

                      (a) Brokers Transaction Services, Inc., 7001 Preston Road, Dallas, TX 75205 is the principal underwriter for the Trust and the American AAdvantage Mileage Funds.

                      (b) The directors and officers of the Trust's principal underwriter are:

                                                 Positions & Offices          Position
       Name                                       with Underwriter            with Registrant
       ----                                      -------------------          ---------------

       Don A. Buckholz                    Chairman, Director and Chief        None
                                          Executive Officer

       Raymond E. Wooldridge              Chief Operating Officer,            None
                                          Director and President

       William D. Felder                  Director, Executive Vice            None
                                          President
       Sue H. Peden                       Vice President                      None



     Item 30.         Location of Accounts and Records
                      --------------------------------

              The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's custodian, sub-custodian, Manager, transfer agent or investment advisers.


     Item 31.         Management Services
                      -------------------

                      All  substantive  provisions  of  any   management-related
     service contract are discussed in Part A or Part B.


     Item 32.         Undertakings
                      ------------

              Registrant hereby undertakes to file a Post-Effective Amendment to the Registration Statement, containing financial statements for the S&P

     500 Index Fund that need not be certified, within four to six months from the effective date of its commencement of operations.

              Registrant hereby undertakes,  if requested by  the holders  of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though
     Section 16(c) applied.

              Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

              Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

              Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A under Rule 485(a) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas on October 15, 1996.


                                                AMERICAN AADVANTAGE FUNDS

                                                By:  /s/ William F. Quinn
                                                    ---------------------------
                                                        William F. Quinn
                                                          President
     Attest:

      /s/ Barry Y. Greenberg
     --------------------------
     Barry Y. Greenberg
     Vice President and Assistant Secretary

              Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                         Title                  Date
     ---------                         -----                  ----

     /s/ William F. Quinn              President and     October 15, 1996
     -----------------------------     Trustee
     William F. Quinn

     John S. Justin*                   Trustee           October 15, 1996
     -----------------------------
     John S. Justin


     Stephen D. O'Sullivan*            Trustee           October 15, 1996
     -----------------------------
     Stephen D. O'Sullivan

     Roger T. Staubach*                Trustee           October 15, 1996
     -----------------------------
     Roger T. Staubach



     *By  /s/ William F. Quinn
         ------------------------------------
              William F. Quinn, Attorney-In-Fact

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 18 of the American AAdvantage Funds' Registration Statement on Form N-1A as it relates to the AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas on October 15, 1996.

                                                AMR INVESTMENT SERVICES TRUST

                                                By:  /s/ William F. Quinn
                                                    ---------------------------
                                                        William F. Quinn
                                                          President
     Attest:

      /s/ Barry Y. Greenberg
     --------------------------
     Barry Y. Greenberg
     Vice President and Assistant Secretary

              Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                       Title              Date
       ---------                       -----              ----

       /s/ William F. Quinn            President and       October 15, 1996
       --------------------------      Trustee
       William F. Quinn

       /s/ John S. Justin*             Trustee             October 15, 1996
       --------------------------
       John S. Justin

       /s/ Stephen D. O'Sullivan*      Trustee             October 15, 1996
       --------------------------
       Stephen D. O'Sullivan

       /s/ Roger T. Staubach*          Trustee            October 15, 1996
       -------------------------
       Roger T. Staubach



     *By  /s/ William F. Quinn
         ------------------------------------
         William F. Quinn, Attorney-In-Fact

                                     SIGNATURES

              Equity 500 Index Portfolio has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of the American AAdvantage Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on this 15th day of October, 1996.

                                                EQUITY 500 INDEX PORTFOLIO

                                                By:  /s/ Ronald M. Petnuch*
                                                    ---------------------------
                                                        Ronald M. Petnuch
                                                        President
              This Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of American AAdvantage Funds has been signed below by the following persons in the capacities and on the dates indicated with respect to Equity 500 Index Portfolio on October 15, 1996.

       Signature                         Title
       ---------                         -----

       /s/  Philip W. Coolidge           Trustee
       --------------------------
       Philip W. Coolidge

       /s/ Charles P. Biggar*            Trustee
       --------------------------
       Charles P. Biggar

       /s/ Philip Saunders, Jr.*         Trustee
       -------------------------
       Philip Saunders, Jr.

       /s/ S. Leland Dill*               Trustee
       --------------------------
       S. Leland Dill

       /s/ Ronald M. Petnuch*            President and
       --------------------------        Treasurer (Chief
       Ronald M. Petnuch                 Executive Officer,
                                         Principal Financial
                                         and Accounting Officer


     By: /s/ Jay S. Neuman
         -------------------------
         Jay S. Neuman, Secretary
         of Equity 500 Index Portfolio
         as Attorney-in Fact pursuant
         to a Power of Attorney filed
         herewith
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                                  INDEX TO EXHIBITS

     Exhibit
     Number           Description                                Page
     -------          -----------                                ----

     1        Declaration of Trust(i)

     2        Bylaws(i)

     3        Voting trust agreement -- none

     4        Specimen security -- none

     5        (a)     Fund Management Agreement(iv), (ix) & (x)
              (b)     Fund Advisory Agreements(iii), (iv), (v),
                      (viii), (ix) & (xiii)
              (c)     Administrative Services Agreement for the AMR,
                      Institutional and PlanAhead Classes (iv), (ix) &
                      (x)
              (d)     Administrative Services Plan for the
                      Platinum Class(x)

     6        Distribution Agreement(x)

     7        Bonus, profit sharing or pension plans -- none

     8        Custodian Agreement(ii) & (xii)

     9        (a)     Transfer Agency and Service Agreement with
                      NationsBank Texas, N.A.(ii), (xii) & (xiii)
              (b)     Transfer Agency and Registrar Agreement with
                      Goldman, Sachs & Co.(vi), (ix) & (xii)
              (c)     Service Plan Agreement for the PlanAhead
                      Class(ix)

     10       Opinion and consent of counsel(xiv)

     11       Consent of Independent Auditors (filed herewith)

     12       Financial statements omitted from prospectus -- none

     13       Letter of investment intent(ii)

     14       Prototype retirement plan -- none

     15       (a)     Plan pursuant to Rule 12b-1 for the Institutional,
                      PlanAhead and AMR Classes(ii)
              (b)     Plan pursuant to Rule 12b-1 for the Platinum Class
                      (x)

     16       Schedule for Computation of Performance Quotations(xiii)

     17       Electronic Filers -- (filed herewith as Exhibit 27)

     18       Amended and Restated Plan pursuant to Rule 18f-3(xi)
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     19       Power of Attorney to which the President and Trustees of the
              Equity 500 Index Portfolio have signed this Post-Effective
              Amendment (filed herewith).

     (i) Incorporated by reference to the initial registration statement of the American AAdvantage Funds ("Trust") on Form N-1A as filed with the Securities and Exchange Commission ("SEC") on January 16, 1987.
     (ii)             Incorporated by reference to Pre-Effective Amendment No.
                      2 to the registration statement of the Trust on Form N-1A as filed with the SEC on April 1, 1987.
     (iii) Incorporated by reference to Post-Effective Amendment ("PEA") No. 1 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 30, 1987.
     (iv) Incorporated by reference to PEA No. 4 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.
     (v) Incorporated by reference to PEA No. 5 to the registration statement of the Trust on Form N-1A as filed with the SEC on July 29, 1991.
     (vi) Incorporated by reference to PEA No. 8 to the registration statement of the Trust on Form N-1A as filed with the SEC on August 30, 1993.
     (vii) Incorporated by reference to PEA No. 9 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 23, 1993.
     (viii) Incorporated by reference to PEA No. 10 to the registration statement of the Trust on Form N-1A as filed with the SEC on June 1, 1994.
     (ix) Incorporated by reference to PEA No. 11 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 28, 1994.
     (x) Incorporated by reference to PEA No. 13 to the registration statement of the Trust on Form N-1A as filed with the SEC on August 22, 1995.
     (xi) Incorporated by reference to PEA No. 14 to the registration statement of the Trust on Form N-1A as filed with the SEC on September 11, 1995.
     (xii) Incorporated by reference to PEA No. 15 to the registration statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.
     (xiii) Incorporated by reference to PEA No. 16 to the registration statement of the Trust on Form N-1A as filed with the SEC on May 1, 1996.
     (xiv) Incorporated by reference to PEA No. 17 to the registration statement of the Trust on Form N-1A as filed with the SEC on August 16, 1996.








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